Vanguard® Ultra-Short Bond ETF
Schedule of Investments (unaudited)
As of March 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (2.2%)
U.S. Government Securities (2.2%)
	United States Treasury Note/Bond	3.875%	7/31/2027	66,779	66,805
	United States Treasury Note/Bond	3.500%	9/30/2027	40,000	39,808
[1,2]	United States Treasury Note/Bond	4.125%	9/30/2027	28,500	28,620
	United States Treasury Note/Bond	3.500%	10/31/2027	46,722	46,478
Total U.S. Government and Agency Obligations (Cost $182,464)					181,711
Asset-Backed/Commercial Mortgage-Backed Securities (24.8%)
[3,4]	Affirm Asset Securitization Trust Class A Series 2025-X2	4.450%	10/15/2030	2,654	2,656
[3,4]	Affirm Asset Securitization Trust Class B Series 2025-X2	4.560%	10/15/2030	980	979
[3,4]	Affirm Asset Securitization Trust Class C Series 2025-X2	4.930%	10/15/2030	780	781
[3,4]	Affirm Master Trust Class A Series 2026-1A	4.370%	2/15/2034	14,360	14,302
[3,4]	Affirm Master Trust Class B Series 2026-1A	4.570%	2/15/2034	1,290	1,285
[3,4]	Affirm Master Trust Class C Series 2026-1A	4.720%	2/15/2034	3,390	3,378
[3,4]	Affirm Master Trust Class D Series 2026-1A	4.910%	2/15/2034	1,410	1,404
[3,4]	Alloya Auto Receivables Trust Class A3 Series 2025-1A	4.690%	12/26/2028	2,170	2,174
[3,4]	Alloya Auto Receivables Trust Class A4 Series 2025-1A	4.710%	1/25/2030	810	812
[4]	Ally Auto Receivables Trust Class A3 Series 2023-1	5.460%	5/15/2028	816	820
[4]	Ally Auto Receivables Trust Class A3 Series 2024-1	5.080%	12/15/2028	3,715	3,731
[4]	Ally Auto Receivables Trust Class A3 Series 2024-2	4.140%	7/16/2029	3,307	3,308
[3,4]	Ally Bank Auto Credit-Linked Notes Class A2 Series 2024-A	5.681%	5/17/2032	418	424
[3,4]	Ally Bank Auto Credit-Linked Notes Class A2 Series 2024-B	4.970%	9/15/2032	918	924
[3,4]	Ally Bank Auto Credit-Linked Notes Class A2 Series 2025-A	4.452%	6/15/2033	4,187	4,193
[3,4]	Ally Bank Auto Credit-Linked Notes Class A2 Series 2025-B	4.305%	9/15/2033	5,098	5,099
[3,4]	Ally Bank Auto Credit-Linked Notes Class B Series 2024-A	5.827%	5/17/2032	576	584
[3,4]	Ally Bank Auto Credit-Linked Notes Class B Series 2024-B	5.117%	9/15/2032	653	657
[3,4]	Ally Bank Auto Credit-Linked Notes Class B Series 2025-A	4.648%	6/15/2033	1,418	1,420
[3,4]	Ally Bank Auto Credit-Linked Notes Class B Series 2025-B	4.501%	9/15/2033	2,532	2,536
[3,4]	Ally Bank Auto Credit-Linked Notes Class C Series 2024-A	6.022%	5/17/2032	1,292	1,312
[3,4]	Ally Bank Auto Credit-Linked Notes Class C Series 2024-B	5.215%	9/15/2032	1,383	1,392
[3,4]	Ally Bank Auto Credit-Linked Notes Class C Series 2025-A	4.844%	6/15/2033	2,009	2,014
[3,4]	Ally Bank Auto Credit-Linked Notes Class C Series 2025-B	4.697%	9/15/2033	2,582	2,589
[3,4]	Ally Bank Auto Credit-Linked Notes Class D Series 2024-A	6.315%	5/17/2032	153	155
[3,4]	Ally Bank Auto Credit-Linked Notes Class D Series 2024-B	5.410%	9/15/2032	342	344
[3,4]	Ally Bank Auto Credit-Linked Notes Class D Series 2025-A	4.991%	6/15/2033	938	939
[3,4]	Ally Bank Auto Credit-Linked Notes Class D Series 2025-B	4.942%	9/15/2033	971	972
[3,4]	American Heritage Auto Receivables Issuer Trust Class A3 Series 2025-1A	4.400%	11/15/2030	6,800	6,792
[3,4]	American Heritage Auto Receivables Trust Class A2 Series 2024-1A	4.830%	3/15/2028	1,854	1,857
[3,4]	American Heritage Auto Receivables Trust Class A3 Series 2024-1A	4.900%	9/17/2029	9,500	9,549
[4]	AmeriCredit Automobile Receivables Trust Class A3 Series 2023-1	5.620%	11/18/2027	543	544
[4]	AmeriCredit Automobile Receivables Trust Class A3 Series 2023-2	5.810%	5/18/2028	1,990	2,001
[4]	AmeriCredit Automobile Receivables Trust Class A3 Series 2024-1	5.430%	1/18/2029	6,774	6,815
[3,4]	AmeriCredit Automobile Receivables Trust Class A3 Series 2025-1	4.120%	5/20/2030	13,400	13,367
[3,4]	AmeriCredit Automobile Receivables Trust Class A3 Series 2026-1	4.150%	11/18/2032	20,070	20,007
[3,4]	AmeriCredit Automobile Receivables Trust Class B Series 2025-1	4.210%	10/18/2030	2,750	2,737
[3,4]	AmeriCredit Automobile Receivables Trust Class B Series 2026-1	4.280%	11/18/2032	6,280	6,243
[3,4]	ARI Fleet Lease Trust Class A2 Series 2023-B	6.050%	7/15/2032	1,067	1,072
[3,4]	ARI Fleet Lease Trust Class A2 Series 2024-A	5.300%	11/15/2032	942	947
[3,4]	ARI Fleet Lease Trust Class A2 Series 2024-B	5.540%	4/15/2033	840	844
[3,4]	ARI Fleet Lease Trust Class A2 Series 2025-A	4.380%	1/17/2034	2,086	2,088
[3,4]	ARI Fleet Lease Trust Class A2 Series 2025-B	4.590%	3/15/2034	4,254	4,265
[3,4]	ARI Fleet Lease Trust Class A2 Series 2026-A	3.960%	11/15/2034	3,690	3,678
[3,4]	AutoNation Finance Trust Class A3 Series 2025-1A	4.620%	11/13/2029	4,870	4,892
[3,4]	AutoNation Finance Trust Class A3 Series 2026-1A	4.030%	8/12/2030	9,410	9,377
[3,4]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2022-4A	4.770%	2/20/2029	3,590	3,610
[3,4]	Avis Budget Rental Car Funding AESOP LLC Class C Series 2022-5A	6.240%	4/20/2027	25	25
[3,4]	Avis Budget Rental Car Funding AESOP LLC Class C Series 2023-2A	6.180%	10/20/2027	480	482
[3,4,5]	Balboa Bay Loan Funding Ltd. Class 2A Series 2023-2, TSFR3M + 1.150%	4.818%	10/20/2036	1,120	1,117
[3,4]	Bank of America Auto Trust Class A3 Series 2023-1A	5.530%	2/15/2028	1,724	1,733
[3,4]	Bank of America Auto Trust Class A3 Series 2023-2A	5.740%	6/15/2028	2,573	2,594
[3,4,5]	Barings CLO Ltd. Class A1 Series 2025-7A, TSFR3M + 1.140%	4.868%	1/15/2038	1,630	1,625

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4,5]	Basswood Park CLO Ltd. Class AR Series 2021-1A, TSFR3M + 1.030%	4.698%	4/20/2034	950	948
[3,4,5]	Basswood Park CLO Ltd. Class BR Series 2021-1A, TSFR3M + 1.500%	5.168%	4/20/2034	1,270	1,266
[3,4]	Bayview Opportunity Master Fund VII Trust Class B Series 2024-SN1	5.670%	8/15/2028	1,350	1,356
[4]	Benchmark Mortgage Trust Class AAB Series 2019-B15	2.859%	12/15/2072	1,499	1,460
[4]	BMW Vehicle Lease Trust Class A3 Series 2024-1	4.980%	3/25/2027	2,365	2,367
[4]	BMW Vehicle Lease Trust Class A3 Series 2025-1	4.430%	6/26/2028	8,100	8,127
[4]	BMW Vehicle Lease Trust Class A4 Series 2024-2	4.210%	2/25/2028	5,200	5,206
[4]	BMW Vehicle Lease Trust Class A4 Series 2025-1	4.490%	10/25/2028	7,210	7,244
[3,4]	BofA Auto Trust Class A3 Series 2024-1A	5.350%	11/15/2028	2,290	2,306
[4]	Bridgecrest Lending Auto Securitization Trust Class A3 Series 2025-3	4.660%	1/15/2029	5,860	5,875
[4]	Bridgecrest Lending Auto Securitization Trust Class A3 Series 2025-4	4.240%	10/15/2029	16,700	16,708
[4]	Bridgecrest Lending Auto Securitization Trust Class A3 Series 2026-1	4.040%	12/17/2029	7,890	7,885
[4]	Bridgecrest Lending Auto Securitization Trust Class B Series 2025-4	4.300%	8/15/2031	2,160	2,156
[4]	Bridgecrest Lending Auto Securitization Trust Class B Series 2026-1	4.250%	11/17/2031	2,200	2,190
[4]	Bridgecrest Lending Auto Securitization Trust Class C Series 2025-3	4.810%	5/15/2031	2,160	2,163
[4]	Bridgecrest Lending Auto Securitization Trust Class C Series 2025-4	4.800%	8/15/2031	1,540	1,536
[4]	Bridgecrest Lending Auto Securitization Trust Class C Series 2026-1	4.440%	11/17/2031	4,650	4,611
[4]	Capital One Prime Auto Receivables Trust Class A4 Series 2024-1	4.660%	1/15/2030	1,170	1,180
[3,4,5]	Capital Street Master Trust Class A Series 2024-1, SOFR30A + 1.350%	5.022%	10/16/2028	1,160	1,161
[3,4,5]	Capital Street Master Trust Class A Series 2025-1, SOFR30A + 1.100%	4.772%	8/16/2029	6,190	6,179
[4]	CarMax Auto Owner Trust Class A2A Series 2024-4	4.670%	12/15/2027	1,386	1,387
[4]	CarMax Auto Owner Trust Class A3 Series 2023-2	5.050%	1/18/2028	2,064	2,069
[4]	CarMax Auto Owner Trust Class A3 Series 2025-3	4.350%	7/15/2030	7,410	7,427
[4]	CarMax Auto Owner Trust Class B Series 2023-1	4.980%	1/16/2029	860	866
[4]	Carvana Auto Receivables Trust Class A3 Series 2024-P4	4.640%	1/10/2030	3,227	3,236
[3,4]	CCG Receivables Trust Class A2 Series 2023-2	6.280%	4/14/2032	442	446
[3,4]	CCG Receivables Trust Class A2 Series 2024-1	4.990%	3/15/2032	3,131	3,152
[3,4]	CCG Receivables Trust Class A2 Series 2025-1	4.480%	10/14/2032	1,703	1,709
[3,4]	CCG Receivables Trust Class A2 Series 2025-2	4.140%	8/15/2034	15,040	15,034
[3,4]	Chase Auto Credit Linked Notes Class B Series 2025-1	4.753%	2/25/2033	9,546	9,580
[3,4]	Chase Auto Credit Linked Notes Class C Series 2025-1	4.851%	2/25/2033	845	848
[3,4]	Chase Auto Credit Linked Notes Class D Series 2025-1	5.047%	2/25/2033	317	317
[3,4]	Chase Auto Owner Trust Class A3 Series 2024-1A	5.130%	5/25/2029	2,241	2,258
[3,4]	Chase Auto Owner Trust Class A3 Series 2025-1A	4.290%	6/25/2030	7,640	7,656
[3,4]	Chesapeake Funding II LLC Class A1 Series 2023-1A	5.650%	5/15/2035	557	558
[3,4]	Chesapeake Funding II LLC Class A1 Series 2023-2A	6.160%	10/15/2035	1,871	1,883
[3,4]	Chesapeake Funding II LLC Class A1 Series 2024-1A	5.520%	5/15/2036	1,401	1,415
[3,4,5]	CIFC Funding Ltd. Class AR Series 2023-2A, TSFR3M + 1.130%	4.792%	1/21/2037	1,530	1,525
[4]	Citigroup Commercial Mortgage Trust Class AAB Series 2019-GC41	2.720%	8/10/2056	566	549
[3,4]	Citizens Auto Receivables Trust Class A3 Series 2023-1	5.840%	1/18/2028	1,036	1,040
[3,4]	Citizens Auto Receivables Trust Class A3 Series 2023-2	5.830%	2/15/2028	2,679	2,692
[3,4]	Citizens Auto Receivables Trust Class A3 Series 2024-1	5.110%	4/17/2028	4,111	4,127
[3,4]	Citizens Auto Receivables Trust Class A3 Series 2024-2	5.330%	8/15/2028	5,261	5,283
[4]	CNH Equipment Trust Class A3 Series 2022-A	2.940%	7/15/2027	39	39
[3,4]	Crossroads Asset Trust Class A2 Series 2025-A	4.910%	2/20/2032	3,530	3,547
[3,4]	Dell Equipment Finance Trust Class A3 Series 2023-3	5.930%	4/23/2029	1,639	1,644
[3,4]	Dell Equipment Finance Trust Class A3 Series 2024-1	5.390%	3/22/2030	792	796
[3,4]	Dell Equipment Finance Trust Class A3 Series 2024-2	4.590%	8/22/2030	1,500	1,505
[3,4]	Dell Equipment Finance Trust Class A3 Series 2025-1	4.610%	2/24/2031	2,160	2,170
[3,4]	Dell Equipment Finance Trust Class A3 Series 2025-2	4.120%	3/24/2031	3,630	3,621
[3,4]	Dell Equipment Finance Trust Class B Series 2025-1	4.960%	2/24/2031	210	212
[3,4]	Dell Equipment Finance Trust Class C Series 2025-2	4.530%	3/24/2031	960	959
[3,4]	Dell Equipment Finance Trust Class D Series 2025-2	4.830%	3/22/2032	1,200	1,196
[3,4]	DLLAA LLC Class A2 Series 2025-1A	4.700%	10/20/2027	1,787	1,791
[3,4]	DLLAA LLC Class A3 Series 2025-1A	4.950%	9/20/2029	2,630	2,657
[3,4]	DLLAD LLC Class A2 Series 2024-1A	5.500%	8/20/2027	308	309
[3,4]	DLLAD LLC Class A2 Series 2025-1A	4.460%	11/20/2028	4,110	4,123
[3,4]	DLLMT LLC Class A2 Series 2026-1A	4.030%	7/20/2028	4,290	4,286
[3,4]	DLLMT LLC Class A3 Series 2026-1A	4.200%	12/20/2029	2,220	2,215
[3,4]	DLLST LLC Class A3 Series 2024-1A	5.050%	8/20/2027	1,370	1,374
[4]	Drive Auto Receivables Trust Class A3 Series 2024-2	4.500%	9/15/2028	4,415	4,417
[4]	Drive Auto Receivables Trust Class A3 Series 2025-1	4.730%	9/15/2032	21,860	21,936
[4]	Drive Auto Receivables Trust Class A3 Series 2025-2	4.140%	9/15/2032	9,760	9,752
[4]	Drive Auto Receivables Trust Class B Series 2024-1	5.310%	1/16/2029	2,600	2,608
[4]	Drive Auto Receivables Trust Class B Series 2024-2	4.520%	7/16/2029	4,620	4,629
[4]	Drive Auto Receivables Trust Class B Series 2025-1	4.790%	9/15/2032	8,350	8,388
[4]	Drive Auto Receivables Trust Class B Series 2025-2	4.140%	9/15/2032	2,640	2,630
[4]	Drive Auto Receivables Trust Class C Series 2025-2	4.390%	9/15/2032	7,320	7,287
[3,4,5]	Dryden 113 CLO Ltd. Class AR3 Series 2022-113A, TSFR3M + 1.090%	4.762%	10/15/2037	440	439
[3,4]	Enterprise Fleet Financing LLC Class A2 Series 2023-2	5.560%	4/22/2030	672	674

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4]	Enterprise Fleet Financing LLC Class A2 Series 2023-3	6.400%	3/20/2030	2,212	2,232
[3,4]	Enterprise Fleet Financing LLC Class A2 Series 2024-1	5.230%	3/20/2030	877	881
[3,4]	Enterprise Fleet Financing LLC Class A2 Series 2024-2	5.740%	12/20/2026	392	393
[3,4]	Enterprise Fleet Financing LLC Class A2 Series 2024-3	5.310%	4/20/2027	468	469
[3,4]	Enterprise Fleet Financing LLC Class A2 Series 2024-4	4.690%	7/20/2027	1,463	1,466
[3,4]	Enterprise Fleet Financing LLC Class A2 Series 2025-1	4.650%	10/20/2027	1,390	1,394
[3,4]	Enterprise Fleet Financing LLC Class A2 Series 2025-2	4.510%	2/22/2028	6,950	6,966
[3,4]	Enterprise Fleet Financing LLC Class A2 Series 2025-3	4.500%	4/20/2028	5,960	5,974
[3,4]	Enterprise Fleet Financing LLC Class A3 Series 2025-3	4.460%	9/20/2029	5,240	5,261
[3,4]	Evergreen Credit Card Trust Class B Series 2025-CRT5	5.240%	5/15/2029	1,170	1,180
[3,4]	Evergreen Credit Card Trust Class C Series 2025-CRT5	5.530%	5/15/2029	1,110	1,116
[4]	Exeter Automobile Receivables Trust Class A3 Series 2025-4A	4.390%	9/17/2029	3,380	3,385
[4]	Exeter Automobile Receivables Trust Class A3 Series 2025-5A	4.240%	11/15/2029	5,670	5,672
[4]	Exeter Automobile Receivables Trust Class A3 Series 2026-1A	4.030%	3/15/2030	9,220	9,190
[4]	Exeter Automobile Receivables Trust Class B Series 2025-5A	4.280%	7/15/2030	2,650	2,640
[4]	Exeter Automobile Receivables Trust Class B Series 2026-1A	4.220%	10/15/2030	2,020	2,007
[4]	Exeter Automobile Receivables Trust Class B Series 2026-2A	4.660%	1/15/2031	2,230	2,233
[4]	Exeter Automobile Receivables Trust Class C Series 2025-5A	4.680%	3/15/2032	1,920	1,912
[4]	Exeter Automobile Receivables Trust Class C Series 2026-1A	4.400%	5/17/2032	4,700	4,640
[4]	Exeter Select Automobile Receivables Trust Class A3 Series 2025-2	4.430%	8/15/2030	2,720	2,726
[4]	Exeter Select Automobile Receivables Trust Class A3 Series 2025-3	4.180%	12/16/2030	5,160	5,148
[3,4,5,6]	Fannie Mae Connecticut Avenue Securities Class 1A1 Series 2026-R02, SOFR30A + 0.950%	4.612%	2/25/2046	5,606	5,608
[3,4,5,6]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2024-R04, SOFR30A + 1.000%	4.662%	5/25/2044	1,559	1,558
[3,4,5,6]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2024-R06, SOFR30A + 1.150%	4.812%	9/25/2044	309	309
[3,4,5,6]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2025-R01, SOFR30A + 0.950%	4.612%	1/25/2045	2,025	2,020
[3,4,5,6]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2025-R02, SOFR30A + 1.000%	4.662%	2/25/2045	2,771	2,766
[3,4,5,6]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2025-R04, SOFR30A + 1.000%	4.662%	5/25/2045	1,500	1,500
[3,4,5,6]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2025-R06, SOFR30A + 0.900%	4.562%	9/25/2045	2,851	2,845
[3,4,5,6]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2023-R06, SOFR30A + 1.700%	5.362%	7/25/2043	367	368
[3,4,5,6]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2024-R01, SOFR30A + 1.050%	4.712%	1/25/2044	2,649	2,649
[3,4,5,6]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2024-R02, SOFR30A + 1.100%	4.762%	2/25/2044	355	355
[3,4,5,6]	Fannie Mae Connecticut Avenue Securities Trust Class 2A1 Series 2024-R05, SOFR30A + 1.000%	4.662%	7/25/2044	1,242	1,239
[3,4,5,6]	Fannie Mae Connecticut Avenue Securities Trust Class 2A1 Series 2025-R03, SOFR30A + 1.450%	5.112%	3/25/2045	1,904	1,908
[3,4,5,6]	Fannie Mae Connecticut Avenue Securities Trust Class 2A1 Series 2025-R05, SOFR30A + 1.000%	4.662%	7/25/2045	3,055	3,053
[3,4,5,6]	Fannie Mae Connecticut Avenue Securities Trust Class 2A1 Series 2026-R01, SOFR30A + 0.850%	4.512%	1/25/2046	9,525	9,466
[3,4,5,6]	Fannie Mae Connecticut Avenue Securities Trust Class 2M1 Series 2023-R07, SOFR30A + 1.950%	5.612%	9/25/2043	944	945
[3,4]	FCCU Auto Receivables Trust Class A3 Series 2025-1A	4.850%	6/17/2030	4,100	4,127
[3,4]	FCCU Auto Receivables Trust Class A3 Series 2026-1A	4.010%	4/15/2031	1,120	1,111
[3,4,5,6]	Federal Home Loan Mortgage Corp. STACR REMICS Trust Class A1 Series 2025-DNA3, SOFR30A + 0.950%	4.612%	9/25/2045	9,788	9,768
[4]	Fifth Third Auto Trust Class A3 Series 2023-1	5.530%	8/15/2028	5,977	6,017
[3,4]	First Investors Auto Owner Trust Class A3 Series 2025-1A	4.250%	7/15/2030	7,400	7,399
[3,4]	First Investors Auto Owner Trust Class A3 Series 2026-1	4.500%	5/15/2031	13,660	13,660
[3,4]	First Investors Auto Owner Trust Class B Series 2025-1A	4.390%	1/15/2031	1,670	1,664
[4]	Ford Credit Auto Lease Trust Class A3 Series 2025-A	4.720%	6/15/2028	4,980	5,003
[4]	Ford Credit Auto Lease Trust Class A4 Series 2024-A	5.050%	6/15/2027	720	721
[4]	Ford Credit Auto Lease Trust Class A4 Series 2025-A	4.780%	2/15/2029	2,260	2,279
[4]	Ford Credit Auto Lease Trust Class A4 Series 2025-B	4.300%	8/15/2029	7,050	7,063
[4]	Ford Credit Auto Lease Trust Class A4 Series 2026-A	4.080%	2/15/2030	8,030	7,994
[4]	Ford Credit Auto Lease Trust Class B Series 2024-A	5.290%	6/15/2027	3,190	3,197
[4]	Ford Credit Auto Lease Trust Class B Series 2024-B	5.180%	2/15/2028	2,260	2,277
[4]	Ford Credit Auto Lease Trust Class B Series 2025-A	4.960%	2/15/2029	960	968
[4]	Ford Credit Auto Lease Trust Class B Series 2025-B	4.520%	8/15/2029	1,250	1,254
[4]	Ford Credit Auto Lease Trust Class B Series 2026-A	4.200%	2/15/2030	2,210	2,199
[3,4]	Ford Credit Auto Owner Trust Class A Series 2022-1	3.880%	11/15/2034	10,300	10,270
[4]	Ford Credit Auto Owner Trust Class A3 Series 2023-A	4.650%	2/15/2028	931	933
[4]	Ford Credit Auto Owner Trust Class A3 Series 2023-B	5.230%	5/15/2028	1,505	1,512
[4]	Ford Credit Auto Owner Trust Class A4 Series 2024-D	4.660%	9/15/2030	2,040	2,059
[3,4]	Ford Credit Auto Owner Trust Class C Series 2022-1	4.670%	11/15/2034	8,800	8,801
[3,4]	Ford Credit Floorplan Master Owner Trust Class A1 Series 2023-1	4.920%	5/15/2028	23,710	23,739
[3,4]	Ford Credit Floorplan Master Owner Trust Class A1 Series 2024-1	5.290%	4/15/2029	8,650	8,750
[3,4,5,6]	Freddie Mac STACR REMICS Trust Class A1 Series 2023-HQA3, SOFR30A + 1.850%	5.512%	11/25/2043	1,342	1,352
[3,4,5,6]	Freddie Mac STACR REMICS Trust Class A1 Series 2024-DNA1, SOFR30A + 1.350%	5.012%	2/25/2044	2,557	2,557
[3,4,5,6]	Freddie Mac STACR REMICS Trust Class A1 Series 2024-DNA3, SOFR30A + 1.050%	4.712%	10/25/2044	966	966
[3,4,5,6]	Freddie Mac STACR REMICS Trust Class A1 Series 2024-HQA1, SOFR30A + 1.250%	4.912%	3/25/2044	2,221	2,224
[3,4,5,6]	Freddie Mac STACR REMICS Trust Class A1 Series 2025-DNA1, SOFR30A + 0.950%	4.612%	1/25/2045	646	645
[3,4,5,6]	Freddie Mac STACR REMICS Trust Class A1 Series 2025-DNA2, SOFR30A + 1.100%	4.762%	5/25/2045	2,338	2,340
[3,4,5,6]	Freddie Mac STACR REMICS Trust Class A1 Series 2025-DNA4, SOFR30A + 0.900%	4.562%	10/25/2045	3,551	3,542
[3,4,5,6]	Freddie Mac STACR REMICS Trust Class A1 Series 2025-HQA1, SOFR30A + 0.950%	4.612%	2/25/2045	1,164	1,164
[3,4,5,6]	Freddie Mac STACR REMICS Trust Class M1 Series 2024-DNA1, SOFR30A + 1.350%	5.012%	2/25/2044	2,132	2,131

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4,5,6]	Freddie Mac STACR REMICS Trust Class M1 Series 2024-DNA2, SOFR30A + 1.200%	4.862%	5/25/2044	2,939	2,938
[3,4,5,6]	Freddie Mac STACR REMICS Trust Class M1 Series 2024-HQA1, SOFR30A + 1.250%	4.912%	3/25/2044	790	789
[3,4,5,6]	Freddie Mac STACR REMICS Trust Class M1 Series 2024-HQA2, SOFR30A + 1.200%	4.862%	8/25/2044	1,394	1,394
[3,4]	GLS Auto Receivables Issuer Trust Class A3 Series 2025-3A	4.440%	3/15/2029	2,640	2,647
[3,4]	GLS Auto Receivables Issuer Trust Class A3 Series 2025-4A	4.290%	7/16/2029	6,440	6,445
[3,4]	GLS Auto Receivables Issuer Trust Class A3 Series 2026-1A	3.970%	11/15/2029	7,550	7,523
[3,4]	GLS Auto Receivables Issuer Trust Class B Series 2025-3A	4.570%	1/15/2030	3,160	3,165
[3,4]	GLS Auto Receivables Issuer Trust Class B Series 2025-4A	4.530%	4/15/2030	5,000	5,003
[3,4]	GLS Auto Receivables Issuer Trust Class B Series 2026-1A	4.220%	8/17/2030	6,370	6,325
[3,4]	GLS Auto Select Receivables Issuer Trust Class A2 Series 2025-4A	4.170%	2/18/2031	8,964	8,942
[3,4]	GLS Auto Select Receivables Issuer Trust Class A2 Series 2026-1A	4.050%	2/17/2032	7,200	7,178
[3,4]	GLS Auto Select Receivables Trust Class A2 Series 2025-3A	4.460%	10/15/2030	5,660	5,665
[4]	GM Financial Automobile Leasing Trust Class A3 Series 2024-1	5.090%	3/22/2027	1,450	1,451
[4]	GM Financial Automobile Leasing Trust Class A3 Series 2025-1	4.660%	2/21/2028	8,440	8,475
[4]	GM Financial Automobile Leasing Trust Class A3 Series 2025-2	4.580%	5/22/2028	11,780	11,836
[4]	GM Financial Automobile Leasing Trust Class A4 Series 2024-2	5.360%	5/22/2028	3,270	3,287
[4]	GM Financial Automobile Leasing Trust Class A4 Series 2024-3	4.220%	10/20/2028	2,680	2,682
[4]	GM Financial Automobile Leasing Trust Class A4 Series 2025-1	4.700%	2/20/2029	1,160	1,168
[4]	GM Financial Automobile Leasing Trust Class A4 Series 2025-2	4.640%	4/20/2029	2,150	2,164
[4]	GM Financial Automobile Leasing Trust Class A4 Series 2025-3	4.200%	8/20/2029	5,390	5,390
[4]	GM Financial Automobile Leasing Trust Class B Series 2024-1	5.330%	3/20/2028	14,850	14,892
[4]	GM Financial Automobile Leasing Trust Class B Series 2024-2	5.560%	5/22/2028	3,940	3,967
[4]	GM Financial Automobile Leasing Trust Class B Series 2024-3	4.490%	10/20/2028	3,550	3,558
[4]	GM Financial Automobile Leasing Trust Class B Series 2025-1	4.890%	2/20/2029	2,300	2,316
[4]	GM Financial Automobile Leasing Trust Class B Series 2025-2	4.800%	4/20/2029	3,510	3,538
[4]	GM Financial Automobile Leasing Trust Class B Series 2025-3	4.410%	8/20/2029	1,390	1,390
[4]	GM Financial Automobile Leasing Trust Class B Series 2026-1	4.120%	1/22/2030	1,340	1,332
[4]	GM Financial Automobile Leasing Trust Class C Series 2025-2	5.040%	10/22/2029	2,110	2,125
[4]	GM Financial Automobile Leasing Trust Class C Series 2025-3	4.600%	1/21/2030	1,530	1,531
[4]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2023-3	5.450%	6/16/2028	159	160
[4]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2024-1	4.850%	12/18/2028	1,803	1,810
[3,4]	GM Financial Revolving Receivables Trust Class A Series 2021-1	1.170%	6/12/2034	17,870	17,629
[3,4]	GM Financial Revolving Receivables Trust Class C Series 2021-1	1.670%	6/12/2034	2,690	2,657
[3,4]	GMF Floorplan Owner Revolving Trust Class A1 Series 2024-3A	4.680%	11/15/2028	13,360	13,403
[3,4]	GMF Floorplan Owner Revolving Trust Class A1 Series 2024-4A	4.730%	11/15/2029	18,400	18,536
[3,4]	GMF Floorplan Owner Revolving Trust Class A1 Series 2025-1A	4.590%	3/15/2029	13,670	13,735
[3,4]	GMF Floorplan Owner Revolving Trust Class B Series 2023-1	5.730%	6/15/2028	1,330	1,334
[3,4]	GMF Floorplan Owner Revolving Trust Class B Series 2024-3A	4.920%	11/15/2028	2,240	2,248
[3,4]	GMF Floorplan Owner Revolving Trust Class B Series 2024-4A	4.980%	11/15/2029	1,600	1,612
[3,4]	GMF Floorplan Owner Revolving Trust Class B Series 2025-1A	4.790%	3/15/2029	1,080	1,085
[3,4]	GMF Floorplan Owner Revolving Trust Class C Series 2025-1A	4.880%	3/15/2029	1,090	1,094
[3,4]	Golden Credit Card Trust Class A Series 2021-1A	1.140%	8/15/2028	16,750	16,567
[3,4,5,7]	Goldentree Loan Management U.S. CLO 9 Ltd. Class AR2 Series 2021-9A, TSFR3M + 1.230%	1.000%	4/20/2037	4,090	4,090
[3,4]	GreatAmerica Leasing Receivables Funding LLC Class A2 Series 2024-2	5.280%	3/15/2027	1,336	1,339
[3,4]	GreatAmerica Leasing Receivables Funding LLC Class A2 Series 2025-1	4.520%	10/15/2027	2,134	2,138
[3,4]	GreatAmerica Leasing Receivables Funding LLC Class A2 Series 2025-2	4.220%	5/15/2028	7,400	7,414
[4]	Harley-Davidson Motorcycle Trust Class A3 Series 2024-A	5.370%	3/15/2029	5,061	5,110
[4]	Harley-Davidson Motorcycle Trust Class A3 Series 2025-A	4.670%	4/15/2030	8,750	8,811
[4]	Honda Auto Receivables Owner Trust Class A3 Series 2023-1	5.040%	4/21/2027	338	339
[4]	Honda Auto Receivables Owner Trust Class A3 Series 2023-2	4.930%	11/15/2027	953	956
[4]	Honda Auto Receivables Owner Trust Class A3 Series 2023-3	5.410%	2/18/2028	4,565	4,588
[4]	Honda Auto Receivables Owner Trust Class A3 Series 2023-4	5.670%	6/21/2028	1,922	1,938
[4]	Honda Auto Receivables Owner Trust Class A3 series 2024-1	5.210%	8/15/2028	3,426	3,449
[4]	Honda Auto Receivables Owner Trust Class A3 Series 2024-2	5.270%	11/20/2028	8,266	8,329
[4]	Honda Auto Receivables Owner Trust Class A3 series 2024-4	4.330%	5/15/2029	1,920	1,924
[3,4]	HPEFS Equipment Trust Class A3 Series 2024-1A	5.180%	5/20/2031	710	710
[3,4]	HPEFS Equipment Trust Class A3 Series 2024-2A	5.360%	10/20/2031	1,438	1,443
[3,4]	HPEFS Equipment Trust Class A3 Series 2025-1A	4.430%	9/20/2032	8,420	8,441
[3,4]	HPEFS Equipment Trust Class A3 Series 2025-2A	4.030%	11/22/2032	8,500	8,477
[3,4]	HPEFS Equipment Trust Class B Series 2024-1A	5.180%	5/20/2031	1,370	1,372
[3,4]	HPEFS Equipment Trust Class B Series 2024-2A	5.350%	10/20/2031	1,160	1,168
[3,4]	HPEFS Equipment Trust Class B Series 2025-1A	4.510%	9/20/2032	750	750
[3,4]	HPEFS Equipment Trust Class B Series 2025-2A	4.210%	11/22/2032	850	846
[3,4]	HPEFS Equipment Trust Class C Series 2024-1A	5.330%	5/20/2031	1,930	1,937
[3,4]	HPEFS Equipment Trust Class C Series 2024-2A	5.520%	10/20/2031	810	818
[3,4]	HPEFS Equipment Trust Class C Series 2025-1A	4.790%	9/20/2032	1,950	1,958
[3,4]	HPEFS Equipment Trust Class C Series 2025-2A	4.410%	11/22/2032	1,000	994
[3,4]	Huntington Auto Trust Class A3 Series 2024-1A	5.230%	1/16/2029	4,022	4,051
[3,4]	Huntington Bank Auto Credit-Linked Notes Class B1 Series 2024-1	6.153%	5/20/2032	1,230	1,248
[3,4]	Huntington Bank Auto Credit-Linked Notes Class B1 Series 2024-2	5.442%	10/20/2032	1,684	1,697

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4]	Huntington Bank Auto Credit-Linked Notes Class B1 Series 2025-1	4.957%	3/21/2033	4,067	4,081
[3,4]	Huntington Bank Auto Credit-Linked Notes Class B1 Series 2025-2	4.835%	9/20/2033	7,339	7,352
[3,4]	Huntington Bank Auto Credit-Linked Notes Class B1 Series 2026-1	4.503%	2/20/2034	7,990	7,955
[3,4]	Hyundai Auto Lease Securitization Trust Class A3 Series 2024-A	5.020%	3/15/2027	371	371
[3,4]	Hyundai Auto Lease Securitization Trust Class A3 Series 2024-B	5.410%	5/17/2027	4,783	4,794
[3,4]	Hyundai Auto Lease Securitization Trust Class A3 Series 2025-A	4.830%	1/18/2028	3,670	3,691
[3,4]	Hyundai Auto Lease Securitization Trust Class A3 Series 2025-C	4.360%	7/17/2028	18,170	18,227
[3,4]	Hyundai Auto Lease Securitization Trust Class A4 Series 2024-B	5.390%	3/15/2028	1,550	1,559
[3,4]	Hyundai Auto Lease Securitization Trust Class A4 Series 2025-A	4.900%	1/16/2029	2,000	2,019
[3,4]	Hyundai Auto Lease Securitization Trust Class A4 Series 2025-B	4.570%	4/16/2029	2,520	2,537
[3,4]	Hyundai Auto Lease Securitization Trust Class A4 Series 2025-C	4.380%	6/15/2029	12,010	12,043
[3,4]	Hyundai Auto Lease Securitization Trust Class A4 Series 2026-A	4.010%	12/17/2029	4,160	4,139
[3,4]	Hyundai Auto Lease Securitization Trust Class B Series 2024-A	5.350%	5/15/2028	14,175	14,211
[3,4]	Hyundai Auto Lease Securitization Trust Class B Series 2024-B	5.560%	8/15/2028	4,175	4,199
[3,4]	Hyundai Auto Lease Securitization Trust Class B Series 2024-C	4.970%	2/15/2029	5,440	5,486
[3,4]	Hyundai Auto Lease Securitization Trust Class B Series 2025-A	5.150%	6/15/2029	1,260	1,273
[3,4]	Hyundai Auto Lease Securitization Trust Class B Series 2025-B	4.940%	8/15/2029	2,920	2,941
[3,4]	Hyundai Auto Lease Securitization Trust Class B Series 2025-C	4.570%	11/15/2029	1,230	1,235
[3,4]	Hyundai Auto Lease Securitization Trust Class B Series 2026-A	4.160%	5/15/2030	3,180	3,163
[4]	Hyundai Auto Receivables Trust Class A3 Series 2023-A	4.580%	4/15/2027	82	82
[4]	Hyundai Auto Receivables Trust Class A3 Series 2023-B	5.480%	4/17/2028	886	890
[4]	Hyundai Auto Receivables Trust Class A3 Series 2024-A	4.990%	2/15/2029	3,643	3,664
[4]	John Deere Owner Trust Class A3 Series 2023-A	5.010%	11/15/2027	1,047	1,050
[3,4]	Kubota Credit Owner Trust Class A2 Series 2025-2A	4.480%	4/17/2028	4,370	4,379
[3,4]	LAD Auto Receivables Trust Class A3 Series 2024-1A	5.230%	1/18/2028	83	83
[3,4]	LAD Auto Receivables Trust Class A3 Series 2024-2A	5.610%	8/15/2028	1,324	1,328
[3,4]	LAD Auto Receivables Trust Class A3 Series 2024-3A	4.520%	3/15/2029	2,993	3,000
[3,4]	LAD Auto Receivables Trust Class A3 Series 2025-1A	4.690%	7/16/2029	5,770	5,791
[3,4]	LAD Auto Receivables Trust Class A3 Series 2025-2A	4.250%	1/15/2030	13,220	13,225
[3,4]	LAD Auto Receivables Trust Class A4 Series 2025-2A	4.360%	7/15/2030	2,460	2,460
[3,4,5]	Lighthouse Park CLO Ltd. Class A Series 2025-1A, TSFR3M + 1.110%	5.031%	10/24/2037	1,560	1,558
[3,4]	M&T Bank Auto Receivables Trust Class A3 Series 2025-1A	4.730%	6/17/2030	3,370	3,395
[3,4]	M&T Equipment Notes Class A2 Series 2025-1A	4.700%	12/16/2027	3,256	3,266
[3,4,5]	Magnetite XXXI Ltd. Class A1R Series 2021-31A, TSFR3M + 1.000%	4.672%	7/15/2034	2,790	2,785
[3,4,5]	Magnetite XXXI Ltd. Class BR Series 2021-31A, TSFR3M + 1.300%	4.972%	7/15/2034	4,520	4,513
[4]	Mercedes-Benz Auto Lease Trust Class A3 Series 2024-A	5.320%	1/18/2028	4,775	4,801
[4]	Mercedes-Benz Auto Lease Trust Class A3 Series 2025-A	4.610%	4/16/2029	4,660	4,694
[3,4]	MMAF Equipment Finance LLC Class A2 Series 2024-A	5.200%	9/13/2027	1,285	1,287
[3,4]	Navistar Financial Dealer Note Master Owner Trust Class A Series 2024-1	5.590%	4/25/2029	15,710	15,723
[3,4]	Navistar Financial Dealer Note Master Owner Trust II Class A Series 2025-1	4.180%	9/25/2030	18,590	18,577
[3,4,5]	Nelnet Student Loan Trust Class A1B Series 2026-A, SOFR30A + 1.300%	4.973%	2/21/2061	10,070	10,109
[3,4]	Nelnet Student Loan Trust Class B Series 2026-A	4.780%	2/21/2061	16,400	16,201
[4]	Nissan Auto Lease Trust Class A3 Series 2025-A	4.750%	3/15/2028	9,940	10,007
[4]	Nissan Auto Lease Trust Class A3 Series 2025-B	4.320%	11/15/2028	14,930	14,982
[4]	Nissan Auto Lease Trust Class A4 Series 2024-A	4.970%	9/15/2028	1,060	1,062
[4]	Nissan Auto Lease Trust Class A4 Series 2025-A	4.800%	2/15/2029	2,780	2,802
[4]	Nissan Auto Lease Trust Class A4 Series 2025-B	4.350%	7/16/2029	8,710	8,718
[4]	Nissan Auto Lease Trust Class A4 Series 2026-A	3.940%	2/15/2030	6,050	6,001
[4]	Nissan Auto Lease Trust Class B Series 2025-A	5.030%	2/15/2029	1,050	1,058
[4]	Nissan Auto Lease Trust Class B Series 2025-B	4.560%	7/16/2029	2,280	2,276
[4]	Nissan Auto Lease Trust Class B Series 2026-A	4.140%	2/15/2030	6,320	6,246
[4]	Nissan Auto Lease Trust Class C Series 2025-A	5.110%	6/15/2029	7,235	7,276
[4]	Nissan Auto Lease Trust Class C Series 2025-B	4.810%	11/15/2029	1,200	1,200
[4]	Nissan Auto Lease Trust Class C Series 2026-A	4.290%	6/17/2030	8,800	8,694
[4]	Nissan Auto Receivables Owner Trust Class A3 Series 2023-B	5.930%	3/15/2028	3,401	3,421
[4]	Nissan Auto Receivables Owner Trust Class A3 Series 2024-B	4.340%	3/15/2029	7,660	7,674
[3,4]	Nissan Master Owner Trust Receivables Class A Series 2024-B	5.050%	2/15/2029	5,200	5,236
[3,4,5]	OCP Aegis CLO Ltd. Class AR Series 2024-39A, TSFR3M + 1.090%	4.762%	4/16/2038	1,680	1,673
[3,4,5]	Octagon 57 Ltd. Class AR Series 2021-1A, TSFR3M + 1.070%	4.742%	10/15/2034	1,570	1,567
[3,4,5]	Octagon 57 Ltd. Class B1R Series 2021-1A, TSFR3M + 1.450%	5.122%	10/15/2034	2,090	2,087
[3,4]	PenFed Auto Receivables Owner Trust Class A2 Series 2025-A	4.120%	9/15/2028	5,429	5,430
[3,4]	PenFed Auto Receivables Owner Trust Class A3 Series 2025-A	4.030%	7/15/2030	2,560	2,554
[3,4]	PFS Financing Corp. Class A Series 2023-C	5.520%	10/15/2028	3,520	3,545
[3,4]	PFS Financing Corp. Class A Series 2024-B	4.950%	2/15/2029	6,190	6,227
[3,4]	PFS Financing Corp. Class A Series 2024-D	5.340%	4/15/2029	9,778	9,886
[3,4]	PFS Financing Corp. Class A Series 2024-F	4.750%	8/15/2029	1,113	1,121
[3,4,5]	PFS Financing Corp. Class A Series 2025-E, SOFR30A + 0.700%	4.372%	7/15/2029	13,580	13,606
[3,4]	Porsche Financial Auto Securitization Trust Class A3 Series 2023-1A	4.810%	9/22/2028	659	660
[3,4]	Porsche Financial Auto Securitization Trust Class A3 Series 2023-2A	5.790%	1/22/2029	1,162	1,168
[3,4]	Porsche Financial Auto Securitization Trust Class A4 Series 2024-1A	4.490%	12/22/2032	1,880	1,885

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4]	Porsche Innovative Lease Owner Trust Class A3 Series 2025-1A	4.610%	10/20/2028	4,410	4,438
[3,4]	Porsche Innovative Lease Owner Trust Class A4 Series 2024-2A	4.260%	9/20/2030	4,030	4,038
[3,4]	RCKT Trust Class A Series 2025-1A	4.900%	7/25/2034	1,572	1,575
[3,4]	RCKT Trust Class B Series 2025-1A	4.990%	7/25/2034	370	371
[3,4]	RCKTL Class A Series 2025-2A	4.480%	11/27/2034	5,221	5,222
[3,4]	RCKTL Class A Series 2025-2A	4.600%	11/27/2034	660	659
[3,4,5]	Red Oak Funding Master Trust Class A Series 2025-1A, SOFR30A + 2.000%	5.673%	12/20/2030	2,030	2,034
[3,4]	RKTL Trust Class A Series 2026-1A	4.070%	2/26/2035	13,153	13,139
[3,4]	RKTL Trust Class B Series 2026-1A	4.330%	2/26/2035	1,620	1,609
[3,4]	Santander Bank Auto Credit-Linked Notes Class A2 Series 2024-A	5.605%	6/15/2032	166	169
[3,4]	Santander Bank Auto Credit-Linked Notes Class A2 Series 2024-B	4.911%	1/18/2033	212	214
[3,4]	Santander Bank Auto Credit-Linked Notes Class B Series 2023-B	5.640%	12/15/2033	426	431
[3,4]	Santander Bank Auto Credit-Linked Notes Class B Series 2024-A	5.622%	6/15/2032	757	766
[3,4]	Santander Bank Auto Credit-Linked Notes Class B Series 2024-B	4.965%	1/18/2033	290	292
[3,4]	Santander Bank Auto Credit-Linked Notes Class B Series 2025-A	4.484%	1/16/2034	2,250	2,248
[3,4]	Santander Bank Auto Credit-Linked Notes Class C Series 2023-B	5.933%	12/15/2033	295	299
[3,4]	Santander Bank Auto Credit-Linked Notes Class C Series 2024-A	5.818%	6/15/2032	531	537
[3,4]	Santander Bank Auto Credit-Linked Notes Class C Series 2024-B	5.141%	1/18/2033	463	465
[3,4]	Santander Bank Auto Credit-Linked Notes Class C Series 2025-A	4.661%	1/16/2034	1,990	1,992
[3,4]	Santander Bank Auto Credit-Linked Notes Class D Series 2023-B	6.663%	12/15/2033	633	642
[3,4]	Santander Bank Auto Credit-Linked Notes Class D Series 2024-A	6.110%	6/15/2032	638	645
[3,4]	Santander Bank Auto Credit-Linked Notes Class D Series 2024-B	5.483%	1/18/2033	596	600
[3,4]	Santander Bank Auto Credit-Linked Notes Class D Series 2025-A	5.151%	1/16/2034	1,310	1,308
[4]	Santander Drive Auto Receivables Trust Class A3 Series 2023-6	5.930%	7/17/2028	189	189
[4]	Santander Drive Auto Receivables Trust Class A3 Series 2024-2	5.630%	11/15/2028	2,163	2,166
[4]	Santander Drive Auto Receivables Trust Class A3 Series 2024-3	5.630%	1/16/2029	1,695	1,700
[4]	Santander Drive Auto Receivables Trust Class A3 Series 2025-1	4.740%	1/16/2029	8,841	8,856
[4]	Santander Drive Auto Receivables Trust Class A3 Series 2025-2	4.670%	8/15/2029	2,240	2,247
[4]	Santander Drive Auto Receivables Trust Class A3 Series 2025-3	4.380%	1/15/2030	10,320	10,335
[4]	Santander Drive Auto Receivables Trust Class A3 Series 2025-4	4.170%	4/15/2030	12,950	12,952
[4]	Santander Drive Auto Receivables Trust Class A3 Series 2026-1	3.930%	7/15/2030	14,750	14,653
[4]	Santander Drive Auto Receivables Trust Class B Series 2024-1	5.230%	12/15/2028	1,685	1,689
[4]	Santander Drive Auto Receivables Trust Class B Series 2024-3	5.550%	9/17/2029	3,080	3,108
[4]	Santander Drive Auto Receivables Trust Class B Series 2024-5	4.630%	8/15/2029	3,830	3,840
[4]	Santander Drive Auto Receivables Trust Class B Series 2025-1	4.880%	3/17/2031	6,160	6,186
[4]	Santander Drive Auto Receivables Trust Class B Series 2025-3	4.490%	9/15/2031	5,660	5,674
[4]	Santander Drive Auto Receivables Trust Class B Series 2025-4	4.270%	1/15/2032	4,650	4,630
[4]	Santander Drive Auto Receivables Trust Class B Series 2026-1	4.070%	4/15/2032	10,730	10,617
[4]	Santander Drive Auto Receivables Trust Class C Series 2025-1	5.040%	3/17/2031	8,600	8,678
[3,4]	SBNA Auto Lease Trust Class A3 Series 2024-B	5.560%	11/22/2027	3,006	3,015
[3,4]	SBNA Auto Lease Trust Class A3 Series 2024-C	4.560%	2/22/2028	1,496	1,498
[3,4]	SBNA Auto Lease Trust Class A3 Series 2025-A	4.830%	4/20/2028	1,180	1,184
[3,4]	SBNA Auto Lease Trust Class A4 Series 2024-A	5.240%	1/22/2029	2,484	2,487
[3,4]	SBNA Auto Lease Trust Class A4 Series 2024-B	5.550%	12/20/2028	1,970	1,983
[3,4]	SBNA Auto Lease Trust Class A4 Series 2024-C	4.420%	3/20/2029	12,420	12,447
[3,4]	SBNA Auto Lease Trust Class A4 Series 2025-A	4.870%	7/20/2029	1,590	1,601
[3,4]	SBNA Auto Receivables Trust Class A3 Series 2024-A	5.320%	12/15/2028	763	765
[3,4]	SBNA Auto Receivables Trust Class C Series 2025-SF1	5.140%	4/15/2031	2,135	2,139
[3,4]	SBNA Auto Receivables Trust Class D Series 2025-SF1	5.340%	9/15/2031	850	852
[3,4]	SCCU Auto Receivables Trust Class A2 Series 2025-1A	4.670%	11/15/2028	4,426	4,433
[3,4]	SCCU Auto Receivables Trust Class A3 Series 2023-1A	5.700%	10/16/2028	1,632	1,640
[3,4]	SCCU Auto Receivables Trust Class A3 Series 2024-1A	5.110%	6/15/2029	3,631	3,647
[3,4]	SCCU Auto Receivables Trust Class A3 Series 2025-1A	4.570%	1/15/2031	4,560	4,575
[3,4]	Securitized Term Auto Receivables Trust Class B Series 2025-A	5.038%	7/25/2031	442	445
[3,4]	Securitized Term Auto Receivables Trust Class B Series 2025-B	4.925%	12/29/2032	3,697	3,721
[3,4]	Securitized Term Auto Receivables Trust Class B Series 2026-A	4.284%	3/25/2033	8,599	8,573
[3,4]	Securitized Term Auto Receivables Trust Class C Series 2025-A	5.185%	7/25/2031	175	176
[3,4]	Securitized Term Auto Receivables Trust Class C Series 2025-B	5.121%	12/29/2032	421	424
[3,4]	Securitized Term Auto Receivables Trust Class C Series 2026-A	4.431%	3/25/2033	1,387	1,384
[3,4]	Securitized Term Auto Receivables Trust Class D Series 2025-B	5.463%	12/29/2032	312	314
[3,4]	SFS Auto Receivables Securitization Trust Class A3 Series 2024-1A	4.950%	5/21/2029	3,343	3,359
[3,4]	SFS Auto Receivables Securitization Trust Class A3 Series 2024-3A	4.550%	6/20/2030	5,200	5,219
[3,4]	SFS Auto Receivables Securitization Trust Class A3 Series 2025-1A	4.750%	7/22/2030	5,830	5,868
[3,4]	SFS Auto Receivables Securitization Trust Class A3 Series 2025-2A	4.440%	12/20/2030	9,950	9,979
[3,4]	SFS Auto Receivables Securitization Trust Class A3 Series 2025-3A	4.120%	4/21/2031	4,920	4,910
[3,4]	SFS Auto Receivables Securitization Trust Class A3 Series 2026-1A	3.960%	7/21/2031	12,210	12,107
[3,4]	SoFi Consumer Loan Program LLC Class A Series 2025-4	4.240%	8/25/2035	8,014	8,001
[3,4]	SoFi Consumer Loan Program Trust Class A Series 2025-2	4.820%	6/25/2034	4,157	4,170
[3,4]	SoFi Consumer Loan Program Trust Class A Series 2025-3	4.470%	8/15/2034	2,307	2,307
[3,4]	SoFi Consumer Loan Program Trust Class A Series 2026-1	4.060%	12/26/2035	20,327	20,304

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4]	SoFi Consumer Loan Program Trust Class B Series 2026-1	4.440%	12/26/2035	2,730	2,713
[3,4]	Stellantis Financial Underwritten Enhanced Lease Trust Class A3 Series 2025-AA	4.470%	7/20/2028	7,650	7,679
[3,4]	Stellantis Financial Underwritten Enhanced Lease Trust Class A3 Series 2025-BA	4.270%	1/22/2029	15,270	15,295
[3,4]	Stellantis Financial Underwritten Enhanced Lease Trust Class A3 Series 2025-CA	4.110%	4/20/2029	17,900	17,824
[3,4]	Stellantis Financial Underwritten Enhanced Lease Trust Class A4 Series 2025-AA	4.500%	3/20/2029	2,120	2,130
[3,4]	Stellantis Financial Underwritten Enhanced Lease Trust Class A4 Series 2025-BA	4.290%	6/20/2029	2,970	2,970
[3,4]	Stellantis Financial Underwritten Enhanced Lease Trust Class B Series 2025-AA	4.740%	4/20/2029	1,600	1,606
[3,4]	Stellantis Financial Underwritten Enhanced Lease Trust Class B Series 2025-BA	4.470%	7/20/2029	1,310	1,305
[3,4]	Stellantis Financial Underwritten Enhanced Lease Trust Class C Series 2025-BA	4.710%	1/22/2030	1,850	1,845
[3,4,5,6]	Structured Agency Credit Risk Class A1 Series 2026-DNA1, SOFR30A + 0.850%	4.512%	2/25/2046	10,511	10,491
[4]	Synchrony Card Funding LLC Class A Series 2023-A2	5.740%	10/15/2029	7,070	7,132
[4]	Synchrony Card Funding LLC Class A Series 2025-A2	4.490%	5/15/2031	10,280	10,342
[3,4]	Tesla Auto Lease Trust Class A3 Series 2024-A	5.300%	6/21/2027	1,309	1,311
[3,4]	Tesla Electric Vehicle Trust Class A3 Series 2023-1	5.380%	6/20/2028	2,749	2,768
[3,4]	Tesla Electric Vehicle Trust Class A4 Series 2023-1	5.380%	2/20/2029	650	658
[3,4]	Tesla Lease Electric Vehicle Securitization LLC Class A3 Series 2025-A	4.270%	11/20/2028	7,720	7,724
[3,4]	Tesla Lease Electric Vehicle Securitization LLC Class A4 Series 2025-A	4.370%	5/21/2029	1,930	1,932
[3,4]	Tesla Lease Electric Vehicle Securitization LLC Class B Series 2025-A	4.790%	6/20/2029	1,780	1,783
[3,4]	Tesla Lease Electric Vehicle Securitization LLC Class C Series 2025-A	5.090%	6/20/2029	2,470	2,476
[3,4]	T-Mobile US Trust Class A Series 2024-2A	4.250%	5/21/2029	7,530	7,541
[3,4]	T-Mobile US Trust Class A Series 2025-1A	4.740%	11/20/2029	7,470	7,526
[3,4]	T-Mobile US Trust Class A Series 2025-2A	4.340%	4/22/2030	10,480	10,495
[4]	Toyota Auto Receivables Owner Trust Class A3 Series 2023-B	4.710%	2/15/2028	1,254	1,258
[4]	Toyota Auto Receivables Owner Trust Class A3 Series 2023-C	5.160%	4/17/2028	2,136	2,145
[4]	Toyota Auto Receivables Owner Trust Class A3 Series 2024-A	4.830%	10/16/2028	4,902	4,923
[4]	Toyota Auto Receivables Owner Trust Class A3 Series 2024-D	4.400%	6/15/2029	4,080	4,095
[3,4]	Toyota Lease Owner Trust Class A3 Series 2024-A	5.250%	4/20/2027	351	351
[3,4]	Toyota Lease Owner Trust Class A3 Series 2025-A	4.750%	2/22/2028	10,720	10,773
[3,4]	Toyota Lease Owner Trust Class A3 Series 2025-B	3.960%	11/20/2028	15,860	15,784
[3,4]	Toyota Lease Owner Trust Class A4 Series 2024-A	5.260%	6/20/2028	930	932
[3,4]	Toyota Lease Owner Trust Class A4 Series 2024-B	4.250%	1/22/2029	5,130	5,137
[3,4]	Toyota Lease Owner Trust Class A4 Series 2025-A	4.810%	6/20/2029	3,260	3,287
[3,4]	Trafigura Securitisation Finance plc Class A2 Series 2024-1A	5.980%	11/15/2027	3,923	3,881
[3,4]	Truist Bank Auto Credit-Linked Notes Class B Series 2025-1	4.728%	9/26/2033	5,385	5,384
[3,4]	US Bank C&I Credit-Linked Notes Class B1 Series 2025-SUP2	4.818%	9/25/2032	4,187	4,190
[3,4]	US Bank NA Class B Series 2023-1	6.789%	8/25/2032	209	210
[3,4]	US Bank NA Class B Series 2025-SUP1	5.582%	2/25/2032	4,402	4,423
[3,4]	USAA Auto Owner Trust Class A3 Series 2023-A	5.580%	5/15/2028	2,887	2,903
[3,4]	USB Auto Owner Trust Class A3 Series 2025-1A	4.490%	6/17/2030	5,870	5,894
[4]	Verizon Master Trust Class B Series 2024-4	5.400%	6/20/2029	1,940	1,946
[4]	Verizon Master Trust Class B Series 2024-6	4.420%	8/20/2030	8,230	8,232
[4]	Verizon Master Trust Class B Series 2025-3	4.770%	3/20/2030	5,590	5,618
[4]	Verizon Master Trust Class B Series 2025-5	4.420%	6/20/2031	3,550	3,552
[4]	Verizon Master Trust Class C Series 2023-7	4.610%	11/20/2029	1,800	1,802
[4]	Verizon Master Trust Class C Series 2024-4	5.600%	6/20/2029	3,030	3,040
[4]	Verizon Master Trust Class C Series 2025-1	5.090%	1/21/2031	500	506
[4]	Verizon Master Trust Class C Series 2025-3	4.900%	3/20/2030	2,110	2,119
[4]	Volkswagen Auto Lease Trust Class A3 Series 2024-A	5.210%	6/21/2027	6,417	6,437
[4]	Volkswagen Auto Lease Trust Class A3 Series 2025-A	4.500%	6/20/2028	10,490	10,545
[4]	Volkswagen Auto Lease Trust Class A3 Series 2025-B	4.010%	1/22/2029	16,110	16,087
[4]	Volkswagen Auto Lease Trust Class A4 Series 2025-A	4.560%	3/20/2030	3,640	3,663
[4]	Volkswagen Auto Lease Trust Class A4 Series 2026-A	4.210%	11/20/2030	11,490	11,461
[4]	Volkswagen Auto Loan Enhanced Trust Class A4 Series 2024-1	4.670%	6/20/2031	1,550	1,566
[3,4]	Volvo Financial Equipment LLC Class A3 Series 2024-1A	4.290%	10/16/2028	3,950	3,955
[3,4]	Volvo Financial Equipment LLC Class A3 Series 2025-1A	4.460%	5/15/2029	3,530	3,545
[3,4]	Volvo Financial Equipment LLC Class A3 Series 2025-2A	3.990%	12/17/2029	8,630	8,592
[3,4,5]	Voya CLO 2022-3 Ltd. Class A1R2 Series 2022-3A, TSFR3M + 1.130%	4.798%	10/20/2036	1,120	1,118
[4]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2019-C54	3.063%	12/15/2052	405	396
[3,4]	Wendy's Funding LLC Class A2II Series 2018-1A	3.884%	3/15/2048	6,384	6,263
[3,4]	Westlake Automobile Receivables Trust Class A3 Series 2025-2A	4.510%	5/15/2029	3,530	3,540
[3,4]	Westlake Automobile Receivables Trust Class A3 Series 2025-3A	4.220%	6/15/2029	10,240	10,239
[3,4]	Westlake Automobile Receivables Trust Class A3 Series 2026-1A	4.010%	7/16/2029	12,820	12,788
[3,4]	Westlake Automobile Receivables Trust Class A3 Series 2026-P1	3.920%	3/15/2030	10,280	10,223
[3,4]	Westlake Automobile Receivables Trust Class B Series 2025-2A	4.630%	1/15/2031	2,110	2,119
[3,4]	Westlake Automobile Receivables Trust Class B Series 2025-3A	4.280%	7/15/2031	4,400	4,392
[3,4]	Westlake Automobile Receivables Trust Class B Series 2026-1A	4.200%	5/15/2031	4,440	4,420
[3,4]	Westlake Automobile Receivables Trust Class C Series 2026-1A	4.370%	6/16/2031	11,350	11,264
[3,4]	Westlake Automobile Receivables Trust Class D Series 2026-1A	4.750%	7/15/2031	6,360	6,296
[3,4]	Westlake Flooring Master Trust Class A Series 2025-1A	4.230%	10/15/2029	16,400	16,388
[3,4]	Westlake Flooring Master Trust Class B Series 2025-1A	4.840%	10/15/2029	1,660	1,656

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	World Omni Auto Receivables Trust Class A3 Series 2023-B	4.660%	5/15/2028	232	233
[4]	World Omni Automobile Lease Securitization Trust Class A3 Series 2024-A	5.260%	10/15/2027	3,912	3,924
[4]	World Omni Automobile Lease Securitization Trust Class A3 Series 2025-A	4.420%	4/17/2028	4,420	4,433
[4]	World Omni Automobile Lease Securitization Trust Class A4 Series 2025-A	4.490%	5/15/2030	2,310	2,320
[4]	World Omni Automobile Lease Securitization Trust Class B Series 2024-A	5.620%	9/17/2029	3,560	3,592
[4]	World Omni Select Auto Trust Class A2A Series 2025-A	4.140%	5/15/2030	5,493	5,494
[4]	World Omni Select Auto Trust Class A3 Series 2024-A	4.980%	2/15/2030	3,650	3,662
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $2,025,177)					2,027,592
Corporate Bonds (66.9%)
Communications (2.7%)
	AT&T Inc.	2.300%	6/1/2027	8,145	7,964
	AT&T Inc.	1.650%	2/1/2028	4,272	4,070
	AT&T Inc.	4.100%	2/15/2028	11,990	11,932
	Booking Holdings Inc.	3.550%	3/15/2028	1,000	988
	Comcast Corp.	3.550%	5/1/2028	3,789	3,734
	Expedia Group Inc.	3.800%	2/15/2028	21,960	21,669
[3]	NTT Finance Corp.	4.567%	7/16/2027	31,291	31,363
[3]	NTT Finance Corp.	1.591%	4/3/2028	21,935	20,760
[3]	NTT Finance Corp.	4.620%	7/16/2028	22,678	22,737
	Rogers Communications Inc.	2.900%	11/15/2026	2,392	2,369
	Rogers Communications Inc.	3.200%	3/15/2027	13,162	13,001
	Take-Two Interactive Software Inc.	4.950%	3/28/2028	2,684	2,707
	TCI Communications Inc.	7.125%	2/15/2028	2,136	2,243
	Telefonica Emisiones SA	4.103%	3/8/2027	9,594	9,553
[8]	Telstra Group Ltd.	4.000%	4/19/2027	7,750	5,289
	TELUS Corp.	3.700%	9/15/2027	1,000	988
	T-Mobile USA Inc.	2.625%	4/15/2026	11,626	11,616
	T-Mobile USA Inc.	3.750%	4/15/2027	19,083	18,968
	T-Mobile USA Inc.	2.050%	2/15/2028	11,192	10,735
	T-Mobile USA Inc.	4.950%	3/15/2028	5,532	5,592
	TWDC Enterprises 18 Corp.	1.850%	7/30/2026	510	506
	Verizon Communications Inc.	2.100%	3/22/2028	8,495	8,157
[8]	Vodafone Group plc	4.200%	12/13/2027	2,070	1,402
	Walt Disney Co.	3.700%	3/23/2027	314	313
					218,656
Consumer Discretionary (5.2%)
	Amazon.com Inc.	3.850%	3/13/2028	9,650	9,611
[5]	Amazon.com Inc., SOFR + 0.590%	4.238%	3/13/2029	17,000	16,986
	American Honda Finance Corp.	4.400%	10/5/2026	2,969	2,968
	American Honda Finance Corp.	4.900%	3/12/2027	2,500	2,509
	American Honda Finance Corp.	4.550%	7/9/2027	6,925	6,930
	American Honda Finance Corp.	4.900%	7/9/2027	1,500	1,507
	American Honda Finance Corp.	2.000%	3/24/2028	1,276	1,215
[5]	American Honda Finance Corp., SOFR + 0.620%	4.269%	12/11/2026	30,000	29,958
[5]	American Honda Finance Corp., SOFR + 0.710%	4.378%	7/9/2027	12,740	12,729
[5]	American Honda Finance Corp., SOFR + 0.900%	4.554%	9/1/2028	12,000	12,000
	AutoZone Inc.	3.750%	6/1/2027	1,155	1,147
[3]	BMW US Capital LLC	4.150%	8/11/2027	6,950	6,934
[3]	BMW US Capital LLC	4.300%	3/17/2028	20,000	19,970
[3,5]	BMW US Capital LLC, SOFR + 0.780%	4.426%	3/19/2027	16,000	16,032
	Ford Motor Credit Co. LLC	4.542%	8/1/2026	500	499
	General Motors Co.	4.200%	10/1/2027	3,576	3,558
	General Motors Co.	5.350%	4/15/2028	700	710
	General Motors Financial Co. Inc.	5.400%	4/6/2026	14,550	14,550
	General Motors Financial Co. Inc.	1.500%	6/10/2026	3,225	3,205
	General Motors Financial Co. Inc.	2.350%	2/26/2027	2,751	2,699
	General Motors Financial Co. Inc.	5.000%	4/9/2027	3,000	3,014
	General Motors Financial Co. Inc.	5.000%	7/15/2027	970	975
	General Motors Financial Co. Inc.	2.700%	8/20/2027	2,990	2,917
	General Motors Financial Co. Inc.	3.850%	1/5/2028	560	553
	General Motors Financial Co. Inc.	6.000%	1/9/2028	540	552
	General Motors Financial Co. Inc.	5.050%	4/4/2028	6,180	6,235
	General Motors Financial Co. Inc.	2.400%	4/10/2028	1,500	1,438
	General Motors Financial Co. Inc.	5.800%	6/23/2028	2,710	2,776
[5]	General Motors Financial Co. Inc., SOFR + 1.170%	4.848%	4/4/2028	7,860	7,891
	Home Depot Inc.	2.875%	4/15/2027	1,000	988
	Hyatt Hotels Corp.	5.750%	1/30/2027	2,355	2,374
	Hyatt Hotels Corp.	5.050%	3/30/2028	20,460	20,671

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lennar Corp.	5.000%	6/15/2027	2,460	2,465
	Lennar Corp.	4.750%	11/29/2027	6,265	6,277
	Lowe's Cos. Inc.	3.100%	5/3/2027	6,500	6,423
	Lowe's Cos. Inc.	3.950%	10/15/2027	2,000	1,994
	Marriott International Inc.	4.200%	7/15/2027	8,700	8,687
	Marriott International Inc.	5.000%	10/15/2027	2,190	2,210
	Marriott International Inc.	4.000%	4/15/2028	7,500	7,443
	McDonald's Corp.	3.500%	7/1/2027	750	743
[3]	Mercedes-Benz Finance North America LLC	4.800%	11/13/2026	12,990	13,026
[3]	Mercedes-Benz Finance North America LLC	4.125%	3/10/2028	31,000	30,852
[3]	Mercedes-Benz Finance North America LLC	4.750%	3/31/2028	16,545	16,655
	O'Reilly Automotive Inc.	3.600%	9/1/2027	2,195	2,173
	O'Reilly Automotive Inc.	4.350%	6/1/2028	685	685
	Ross Stores Inc.	0.875%	4/15/2026	12,178	12,163
	Starbucks Corp.	4.500%	5/15/2028	1,000	1,002
[3]	Stellantis Financial Services US Corp.	4.950%	9/15/2028	3,775	3,752
[3,5]	Stellantis Financial Services US Corp., SOFR + 1.690%	5.338%	9/15/2028	13,880	13,877
[8]	Toyota Finance Australia Ltd.	4.450%	4/6/2026	5,680	3,919
[8]	Toyota Finance Australia Ltd.	5.000%	9/15/2026	2,130	1,470
[5,8]	Toyota Finance Australia Ltd., 3M Australian Bank Bill Rate + 0.900%	5.083%	9/17/2027	1,970	1,362
[5,8]	Toyota Finance Australia Ltd., 3M Australian Bank Bill Rate + 1.000%	4.747%	4/6/2026	5,350	3,691
	Toyota Motor Credit Corp.	4.500%	5/14/2027	3,615	3,629
	Toyota Motor Credit Corp.	4.350%	10/8/2027	1,595	1,599
[5]	Toyota Motor Credit Corp., SOFR + 0.650%	4.298%	3/13/2029	17,000	16,971
[5]	Toyota Motor Credit Corp., SOFR + 0.720%	4.371%	9/5/2028	33,335	33,399
[8]	Volkswagen Financial Services Australia Pty Ltd.	4.950%	4/13/2026	3,160	2,180
[3]	Volkswagen Group of America Finance LLC	5.300%	3/22/2027	475	479
[3]	Volkswagen Group of America Finance LLC	4.450%	9/11/2027	690	688
[3,5]	Volkswagen Group of America Finance LLC, SOFR + 1.060%	4.720%	8/14/2026	9,390	9,410
					425,325
Consumer Staples (2.8%)
[3]	Alimentation Couche-Tard Inc.	4.148%	9/29/2028	2,980	2,959
	Altria Group Inc.	6.200%	11/1/2028	3,000	3,129
[8]	Anheuser-Busch InBev Worldwide Inc.	4.100%	9/6/2027	8,540	5,797
	Archer-Daniels-Midland Co.	2.500%	8/11/2026	78	78
	BAT Capital Corp.	4.700%	4/2/2027	6,340	6,353
	BAT Capital Corp.	3.557%	8/15/2027	17,120	16,933
	BAT Capital Corp.	2.259%	3/25/2028	6,070	5,829
	BAT International Finance plc	4.448%	3/16/2028	7,810	7,817
	Campbell's Co.	5.200%	3/19/2027	1,000	1,005
	Campbell's Co.	4.150%	3/15/2028	1,680	1,661
[3,5]	Cargill Inc., SOFR + 0.610%	4.270%	2/11/2028	8,000	8,005
	Conagra Brands Inc.	5.300%	10/1/2026	6,012	6,037
	Conagra Brands Inc.	1.375%	11/1/2027	2,885	2,742
	Constellation Brands Inc.	3.500%	5/9/2027	3,181	3,148
	Constellation Brands Inc.	4.350%	5/9/2027	2,580	2,577
	Constellation Brands Inc.	3.600%	2/15/2028	1,750	1,724
	Dollar General Corp.	4.125%	5/1/2028	8,563	8,508
	General Mills Inc.	4.200%	4/17/2028	7,060	7,020
	General Mills Inc.	5.500%	10/17/2028	2,000	2,049
	Haleon US Capital LLC	3.375%	3/24/2027	1,697	1,681
	J M Smucker Co.	3.375%	12/15/2027	2,367	2,327
	Kellanova	4.300%	5/15/2028	7,296	7,299
	Kenvue Inc.	5.050%	3/22/2028	8,846	8,984
	Kraft Heinz Foods Co.	3.000%	6/1/2026	633	631
	Kraft Heinz Foods Co.	3.875%	5/15/2027	14,130	14,035
	Kroger Co.	3.700%	8/1/2027	1,200	1,191
[3]	Mars Inc.	4.600%	3/1/2028	14,945	15,032
	McCormick & Co. Inc.	4.150%	2/15/2029	5,430	5,375
[3,5]	Mitsubishi Corp., SOFR + 0.700%	4.355%	9/9/2028	9,639	9,640
	Mondelez International Inc.	2.625%	3/17/2027	146	144
	Philip Morris International Inc.	0.875%	5/1/2026	4,288	4,276
	Philip Morris International Inc.	4.750%	2/12/2027	3,025	3,039
	Philip Morris International Inc.	3.125%	8/17/2027	1,989	1,964
	Philip Morris International Inc.	4.375%	11/1/2027	5,681	5,695
	Philip Morris International Inc.	5.125%	11/17/2027	3,680	3,728
	Philip Morris International Inc.	4.875%	2/15/2028	2,680	2,710
	Philip Morris International Inc.	4.125%	4/28/2028	5,315	5,305
	Philip Morris International Inc.	3.875%	10/27/2028	731	724

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Philip Morris International Inc., SOFR + 0.830%	4.495%	4/28/2028	5,480	5,500
	Sysco Corp.	3.250%	7/15/2027	1,000	983
	Tyson Foods Inc.	3.550%	6/2/2027	38,077	37,719
					231,353
Energy (3.5%)
	Boardwalk Pipelines LP	4.450%	7/15/2027	7,555	7,548
	BP Capital Markets America Inc.	3.588%	4/14/2027	1,250	1,242
	Canadian Natural Resources Ltd.	3.850%	6/1/2027	18,188	18,083
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/2027	28,040	28,194
	Coterra Energy Inc.	3.900%	5/15/2027	5,560	5,522
	DCP Midstream Operating LP	5.625%	7/15/2027	9,810	9,937
	Diamondback Energy Inc.	3.250%	12/1/2026	5,685	5,649
	Diamondback Energy Inc.	5.200%	4/18/2027	2,350	2,370
	Empresa Nacional del Petroleo	3.750%	8/5/2026	953	944
	Enbridge Inc.	1.600%	10/4/2026	3,243	3,199
	Enbridge Inc.	5.250%	4/5/2027	4,500	4,537
	Enbridge Inc.	3.700%	7/15/2027	2,250	2,230
	Enbridge Inc.	4.200%	11/20/2028	5,567	5,527
	Energy Transfer LP	5.500%	6/1/2027	4,629	4,673
	Energy Transfer LP	4.950%	5/15/2028	1,158	1,168
	Eni USA Inc.	7.300%	11/15/2027	1,750	1,828
[3]	EQT Corp.	3.125%	5/15/2026	1,122	1,120
	EQT Corp.	3.900%	10/1/2027	3,006	2,978
	EQT Corp.	5.700%	4/1/2028	8,000	8,175
	Galaxy Pipeline Assets Bidco Ltd.	1.750%	9/30/2027	3,569	3,472
	Kinder Morgan Inc.	4.300%	3/1/2028	2,054	2,052
	Marathon Petroleum Corp.	3.800%	4/1/2028	4,500	4,444
	MPLX LP	4.125%	3/1/2027	3,500	3,491
	MPLX LP	4.250%	12/1/2027	3,340	3,331
	MPLX LP	4.000%	3/15/2028	9,000	8,929
	ONEOK Inc.	4.000%	7/13/2027	3,005	2,988
	ONEOK Inc.	4.250%	9/24/2027	14,162	14,127
	ONEOK Inc.	4.550%	7/15/2028	14,863	14,879
	ONEOK Inc.	5.650%	11/1/2028	5,710	5,863
	Ovintiv Inc.	5.650%	5/15/2028	5,000	5,133
	Phillips 66	3.900%	3/15/2028	2,569	2,548
	Phillips 66 Co.	4.950%	12/1/2027	1,128	1,138
	Phillips 66 Co.	3.750%	3/1/2028	4,164	4,120
	Qatar Energy	1.375%	9/12/2026	1,680	1,657
	SA Global Sukuk Ltd.	1.602%	6/17/2026	10,097	10,030
	Sabine Pass Liquefaction LLC	5.000%	3/15/2027	2,528	2,533
	Sabine Pass Liquefaction LLC	4.200%	3/15/2028	22,880	22,785
[3]	Schlumberger Holdings Corp.	4.500%	5/15/2028	12,950	12,995
	Spectra Energy Partners LP	3.375%	10/15/2026	5,599	5,568
	Targa Resources Corp.	5.200%	7/1/2027	6,863	6,920
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.000%	1/15/2028	7,505	7,495
	Tennessee Gas Pipeline Co. LLC	7.000%	3/15/2027	1,500	1,536
	TransCanada PipeLines Ltd.	4.250%	5/15/2028	2,928	2,915
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/2028	1,250	1,242
	Valero Energy Corp.	4.350%	6/1/2028	9,343	9,349
	Western Midstream Operating LP	4.500%	3/1/2028	6,001	6,008
	Western Midstream Operating LP	4.750%	8/15/2028	1,000	1,004
	Williams Cos. Inc.	3.750%	6/15/2027	8,448	8,384
					291,860
Financials (32.4%)
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	2.450%	10/29/2026	13,032	12,881
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.100%	1/15/2027	1,686	1,705
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.450%	4/15/2027	5,813	5,923
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.650%	7/21/2027	8,366	8,279
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	10/15/2027	6,274	6,283
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.875%	4/1/2028	1,750	1,763
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.750%	6/6/2028	20,265	20,751
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.000%	10/29/2028	685	660
	Aflac Inc.	2.875%	10/15/2026	5,225	5,185
	Air Lease Corp.	3.750%	6/1/2026	5,200	5,188
	Air Lease Corp.	5.300%	6/25/2026	9,000	9,011
	Air Lease Corp.	3.625%	4/1/2027	3,879	3,842
	Air Lease Corp.	3.625%	12/1/2027	4,078	4,018
	Air Lease Corp.	5.850%	12/15/2027	10,625	10,842

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Air Lease Corp.	5.300%	2/1/2028	1,970	1,992
	Air Lease Corp.	4.625%	10/1/2028	4,450	4,430
	Allstate Corp.	3.280%	12/15/2026	4,970	4,938
	American Express Co.	3.300%	5/3/2027	750	743
	American Express Co.	5.043%	7/26/2028	1,000	1,009
	American Express Co.	4.731%	4/25/2029	13,534	13,621
	American Express Co.	4.351%	7/20/2029	2,704	2,702
	American Express Co.	5.282%	7/27/2029	1,790	1,822
[5]	American Express Co., SOFR + 0.810%	4.477%	7/20/2029	13,650	13,625
[5]	American Express Co., SOFR + 0.930%	4.596%	7/26/2028	14,080	14,115
	Aon Corp. / Aon Global Holdings plc	2.850%	5/28/2027	3,540	3,479
	Ares Capital Corp.	2.150%	7/15/2026	6,152	6,104
	Ares Capital Corp.	7.000%	1/15/2027	5,411	5,484
[3]	Athene Global Funding	5.620%	5/8/2026	29,830	29,862
[3]	Athene Global Funding	4.950%	1/7/2027	2,660	2,667
[3,5]	Athene Global Funding, SOFR + 1.000%	4.647%	9/18/2028	24,600	24,435
[3,5]	Athene Global Funding, SOFR + 1.030%	4.684%	8/27/2026	7,850	7,861
[3]	Aviation Capital Group LLC	3.500%	11/1/2027	3,680	3,612
	Banco Santander SA	4.250%	4/11/2027	750	749
	Banco Santander SA	5.294%	8/18/2027	5,255	5,307
	Banco Santander SA	1.722%	9/14/2027	2,400	2,369
	Banco Santander SA	3.800%	2/23/2028	23,146	22,855
	Banco Santander SA	4.175%	3/24/2028	1,500	1,493
	Banco Santander SA	4.379%	4/12/2028	10,329	10,294
	Banco Santander SA	5.365%	7/15/2028	2,260	2,284
	Banco Santander SA	5.588%	8/8/2028	500	512
	Banco Santander SA	6.607%	11/7/2028	1,000	1,051
[5]	Banco Santander SA, SOFR + 1.120%	4.788%	7/15/2028	10,200	10,242
	Bank of America Corp.	3.559%	4/23/2027	409	409
	Bank of America Corp.	4.183%	11/25/2027	1,000	996
	Bank of America Corp.	3.705%	4/24/2028	5,000	4,962
	Bank of America Corp.	4.948%	7/22/2028	7,461	7,508
	Bank of America Corp.	6.204%	11/10/2028	2,000	2,055
	Bank of America Corp.	3.419%	12/20/2028	17,634	17,324
	Bank of America Corp.	4.979%	1/24/2029	1,735	1,750
	Bank of America Corp.	3.970%	3/5/2029	5,208	5,162
	Bank of America Corp.	5.202%	4/25/2029	21,750	22,059
	Bank of America Corp.	4.623%	5/9/2029	13,105	13,163
	Bank of America Corp.	4.271%	7/23/2029	5,000	4,979
[5]	Bank of America Corp., SOFR + 0.830%	4.495%	1/24/2029	11,000	10,997
	Bank of Montreal	5.370%	6/4/2027	1,000	1,012
	Bank of Montreal	4.700%	9/14/2027	750	754
	Bank of Montreal	4.062%	9/22/2028	22,000	21,892
	Bank of Montreal	5.004%	1/27/2029	500	505
[5]	Bank of Montreal, SOFR + 0.750%	4.396%	9/22/2028	36,000	35,992
[5]	Bank of Montreal, SOFR + 0.860%	4.526%	1/27/2029	13,334	13,334
	Bank of New York Mellon	4.729%	4/20/2029	9,000	9,062
	Bank of New York Mellon Corp.	4.441%	6/9/2028	8,782	8,793
	Bank of New York Mellon Corp.	3.992%	6/13/2028	10,967	10,920
[5]	Bank of New York Mellon Corp., SOFR + 0.830%	4.497%	7/21/2028	22,500	22,526
	Bank of Nova Scotia	4.404%	9/8/2028	6,015	6,010
	Bank of Nova Scotia	4.043%	9/15/2028	4,740	4,712
	Bank of Nova Scotia	4.932%	2/14/2029	10,150	10,236
[5]	Bank of Nova Scotia, SOFR + 0.730%	4.394%	2/2/2030	14,290	14,244
[5]	Bank of Nova Scotia, SOFR + 0.760%	4.408%	9/15/2028	21,284	21,280
[5]	Bank of Nova Scotia, SOFR + 0.890%	4.550%	2/14/2029	24,966	24,988
[3]	Banque Federative du Credit Mutuel SA	4.753%	7/13/2027	10,400	10,444
[3]	BNP Paribas SA	3.500%	11/16/2027	7,130	7,022
[3]	BNP Paribas SA	1.904%	9/30/2028	485	466
[3,5]	BNP Paribas SA, SOFR + 1.430%	5.091%	5/9/2029	5,450	5,499
[3]	BPCE SA	4.750%	7/19/2027	6,750	6,782
[3]	BPCE SA	3.500%	10/23/2027	500	493
	Brookfield Finance Inc.	4.250%	6/2/2026	3,474	3,471
	Brookfield Finance Inc.	3.900%	1/25/2028	18,942	18,731
	Brown & Brown Inc.	4.600%	12/23/2026	16,182	16,213
	Brown & Brown Inc.	4.700%	6/23/2028	9,950	9,980
	Canadian Imperial Bank of Commerce	4.862%	1/13/2028	27,110	27,200
	Canadian Imperial Bank of Commerce	4.243%	9/8/2028	5,260	5,248
	Canadian Imperial Bank of Commerce	4.857%	3/30/2029	1,000	1,008
[5]	Canadian Imperial Bank of Commerce, SOFR + 0.800%	4.449%	9/8/2028	15,349	15,351

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Canadian Imperial Bank of Commerce, SOFR + 0.800%	4.465%	1/29/2030	26,250	26,144
	Charles Schwab Corp.	5.875%	8/24/2026	500	503
	Charles Schwab Corp.	3.200%	3/2/2027	3,003	2,977
	Charles Schwab Corp.	2.450%	3/3/2027	6,843	6,738
	Charles Schwab Corp.	3.300%	4/1/2027	1,000	991
	Charles Schwab Corp.	5.643%	5/19/2029	12,205	12,538
	Citibank NA	4.876%	11/19/2027	10,500	10,533
	Citigroup Inc.	3.887%	1/10/2028	6,471	6,440
	Citigroup Inc.	3.070%	2/24/2028	7,445	7,355
	Citigroup Inc.	4.643%	5/7/2028	12,327	12,346
	Citigroup Inc.	3.668%	7/24/2028	9,227	9,131
	Citigroup Inc.	3.520%	10/27/2028	15,215	14,988
	Citigroup Inc.	4.786%	3/4/2029	16,944	17,031
	Citigroup Inc.	4.075%	4/23/2029	8,298	8,233
[5]	Citigroup Inc., SOFR + 0.870%	4.520%	3/4/2029	12,400	12,389
	Citizens Bank NA/Providence RI	4.192%	1/29/2029	20,460	20,331
[5,8]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 1.900%	5.636%	4/14/2032	2,330	1,624
[3,5]	Commonwealth Bank of Australia, SOFR + 0.640%	4.288%	3/14/2028	9,129	9,157
[3]	Cooperatieve Rabobank UA	4.655%	8/22/2028	3,635	3,642
	Corebridge Financial Inc.	3.650%	4/5/2027	22,377	22,177
[3]	Corebridge Global Funding	5.350%	6/24/2026	9,370	9,394
[3]	Corebridge Global Funding	5.750%	7/2/2026	6,210	6,234
[3,5]	Corebridge Global Funding, SOFR + 0.750%	4.420%	1/7/2028	9,000	8,999
[3]	Credit Agricole SA	4.631%	9/11/2028	5,590	5,593
[3,5]	Credit Agricole SA, SOFR + 1.130%	4.798%	1/9/2029	7,390	7,417
[3]	Danske Bank A/S	4.662%	3/27/2029	14,030	14,063
	Deutsche Bank AG	5.373%	1/10/2029	750	759
	Eaton Vance Corp.	3.500%	4/6/2027	2,840	2,818
	Equifax Inc.	5.100%	12/15/2027	12,210	12,334
	Equifax Inc.	5.100%	6/1/2028	16,560	16,771
[3]	Equitable America Global Funding	3.950%	9/15/2027	4,722	4,685
[3,5]	Equitable America Global Funding, SOFR + 0.710%	4.358%	9/15/2027	9,722	9,723
[3]	Equitable Financial Life Global Funding	1.400%	8/27/2027	445	427
[3]	Equitable Financial Life Global Funding	1.800%	3/8/2028	13,520	12,810
	Equitable Holdings Inc.	4.350%	4/20/2028	29,621	29,540
	Fidelity National Information Services Inc.	4.450%	3/10/2028	5,820	5,803
[5]	Fidelity National Information Services Inc., SOFR + 1.210%	4.859%	3/10/2029	16,700	16,622
	Fifth Third Bank NA	4.967%	1/28/2028	6,060	6,082
[5]	Fifth Third Bank NA, SOFR + 0.810%	4.475%	1/28/2028	9,960	9,962
	Fiserv Inc.	5.150%	3/15/2027	1,530	1,537
	Fiserv Inc.	5.450%	3/2/2028	1,750	1,775
[3]	GA Global Funding Trust	4.400%	9/23/2027	1,469	1,460
	GATX Corp.	3.250%	9/15/2026	5,343	5,312
	GATX Corp.	3.850%	3/30/2027	789	785
	GATX Corp.	4.550%	11/7/2028	610	612
	Global Payments Inc.	4.800%	4/1/2026	2,684	2,684
	Global Payments Inc.	2.150%	1/15/2027	5,340	5,242
	Global Payments Inc.	4.950%	8/15/2027	2,557	2,563
	Goldman Sachs Group Inc.	1.948%	10/21/2027	750	740
	Goldman Sachs Group Inc.	2.640%	2/24/2028	9,917	9,756
	Goldman Sachs Group Inc.	3.615%	3/15/2028	5,840	5,792
	Goldman Sachs Group Inc.	3.691%	6/5/2028	1,500	1,486
	Goldman Sachs Group Inc.	4.148%	1/21/2029	26,790	26,613
	Goldman Sachs Group Inc.	3.814%	4/23/2029	25,870	25,513
	Goldman Sachs Group Inc.	4.223%	5/1/2029	20,172	20,054
[5]	Goldman Sachs Group Inc., SOFR + 0.920%	4.587%	10/21/2029	10,000	9,988
[3]	HPS Corporate Lending Fund	5.300%	6/5/2027	19,619	19,528
	HPS Corporate Lending Fund	5.450%	1/14/2028	1,000	992
	HSBC Holdings plc	4.041%	3/13/2028	12,464	12,405
	HSBC Holdings plc	5.597%	5/17/2028	11,140	11,262
	HSBC Holdings plc	4.755%	6/9/2028	4,625	4,634
	HSBC Holdings plc	5.210%	8/11/2028	7,245	7,302
	HSBC Holdings plc	2.013%	9/22/2028	9,891	9,537
	HSBC Holdings plc	7.390%	11/3/2028	1,759	1,834
	HSBC Holdings plc	5.130%	11/19/2028	9,169	9,240
	HSBC Holdings plc	4.899%	3/3/2029	2,828	2,843
	HSBC Holdings plc	6.161%	3/9/2029	8,450	8,695
	HSBC Holdings plc	4.583%	6/19/2029	12,305	12,290
[5]	HSBC Holdings plc, SOFR + 1.030%	4.685%	3/3/2029	9,440	9,462
[5]	HSBC Holdings plc, SOFR + 1.040%	4.700%	11/19/2028	8,400	8,414

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	HSBC USA Inc.	4.650%	6/3/2028	1,500	1,509
	Huntington National Bank	4.871%	4/12/2028	15,593	15,642
[5]	Huntington National Bank, SOFR + 0.720%	4.388%	4/12/2028	25,000	24,990
	ING Groep NV	3.950%	3/29/2027	6,290	6,272
	ING Groep NV	6.083%	9/11/2027	1,500	1,509
	ING Groep NV	4.017%	3/28/2028	8,378	8,339
	ING Groep NV	4.550%	10/2/2028	3,338	3,343
	ING Groep NV	4.858%	3/25/2029	10,595	10,658
	Intercontinental Exchange Inc.	3.100%	9/15/2027	300	295
	Intercontinental Exchange Inc.	4.000%	9/15/2027	500	498
	Intercontinental Exchange Inc.	3.625%	9/1/2028	5,415	5,334
	Jefferies Financial Group Inc.	4.300%	2/11/2027	24,400	24,378
	Jefferies Financial Group Inc.	5.875%	7/21/2028	4,629	4,728
	JPMorgan Chase & Co.	2.947%	2/24/2028	2,675	2,641
	JPMorgan Chase & Co.	5.571%	4/22/2028	1,490	1,508
	JPMorgan Chase & Co.	4.323%	4/26/2028	3,990	3,989
	JPMorgan Chase & Co.	4.979%	7/22/2028	1,000	1,007
	JPMorgan Chase & Co.	4.915%	1/24/2029	1,300	1,312
	JPMorgan Chase & Co.	4.005%	4/23/2029	2,000	1,983
	JPMorgan Chase & Co.	2.069%	6/1/2029	750	714
[5]	JPMorgan Chase & Co., SOFR + 0.800%	4.466%	1/24/2029	20,480	20,472
[5]	JPMorgan Chase & Co., SOFR + 0.860%	4.526%	10/22/2028	21,436	21,459
[5]	JPMorgan Chase & Co., SOFR + 0.930%	4.596%	7/22/2028	9,000	9,020
	Lloyds Banking Group plc	3.750%	3/18/2028	750	745
	Lloyds Banking Group plc	4.375%	3/22/2028	22,536	22,496
	Lloyds Banking Group plc	3.574%	11/7/2028	5,350	5,275
	Lloyds Banking Group plc	5.871%	3/6/2029	3,500	3,585
	Lloyds Banking Group plc	4.818%	6/13/2029	13,200	13,275
	Lloyds Banking Group plc	4.241%	2/10/2030	18,900	18,695
[5]	Lloyds Banking Group plc, SOFR + 0.770%	4.431%	2/10/2030	20,000	19,875
[5]	Lloyds Banking Group plc, SOFR + 1.060%	4.716%	11/26/2028	16,257	16,303
[3]	LSEGA Financing plc	2.000%	4/6/2028	6,700	6,380
	Manufacturers & Traders Trust Co.	3.400%	8/17/2027	1,000	985
	Manufacturers & Traders Trust Co.	4.700%	1/27/2028	7,000	7,036
	Manufacturers & Traders Trust Co.	4.762%	7/6/2028	16,377	16,420
[5]	Marsh & McLennan Cos. Inc., SOFR + 0.700%	4.361%	11/8/2027	6,480	6,495
[3]	Met Tower Global Funding	4.800%	1/14/2028	1,705	1,718
	Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/2027	6,100	6,046
	Mitsubishi UFJ Financial Group Inc.	1.640%	10/13/2027	5,100	5,024
	Mitsubishi UFJ Financial Group Inc.	2.341%	1/19/2028	1,447	1,424
	Mitsubishi UFJ Financial Group Inc.	4.080%	4/19/2028	850	847
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/2028	6,258	6,299
	Mizuho Financial Group Inc.	1.234%	5/22/2027	10,763	10,712
	Mizuho Financial Group Inc.	1.554%	7/9/2027	7,600	7,538
	Mizuho Financial Group Inc.	5.667%	5/27/2029	9,710	9,946
	Mizuho Financial Group Inc.	5.778%	7/6/2029	1,000	1,027
	Moody's Corp.	3.250%	1/15/2028	1,500	1,472
	Morgan Stanley	6.296%	10/18/2028	2,850	2,924
	Morgan Stanley	3.772%	1/24/2029	2,439	2,408
	Morgan Stanley	4.994%	4/12/2029	6,700	6,761
	Morgan Stanley	5.164%	4/20/2029	9,190	9,296
	Morgan Stanley Bank NA	4.447%	10/15/2027	1,175	1,176
	Morgan Stanley Bank NA	5.504%	5/26/2028	1,970	1,993
	Morgan Stanley Bank NA	5.016%	1/12/2029	1,745	1,764
[5]	Morgan Stanley Bank NA, SOFR + 0.900%	4.568%	1/12/2029	16,870	16,894
	Morgan Stanley Private Bank NA	4.466%	7/6/2028	15,340	15,340
	Morgan Stanley Private Bank NA	4.204%	11/17/2028	11,000	10,961
[5]	Morgan Stanley Private Bank NA, SOFR + 0.770%	4.432%	2/8/2030	10,000	9,909
[5]	Morgan Stanley, SOFR + 0.800%	4.467%	1/9/2030	15,000	14,909
	Nasdaq Inc.	5.350%	6/28/2028	3,870	3,950
	National Bank of Canada	4.950%	2/1/2028	19,970	20,055
	National Bank of Canada	4.166%	1/20/2029	34,200	34,006
	NatWest Group plc	3.073%	5/22/2028	6,300	6,199
	NatWest Group plc	4.892%	5/18/2029	26,545	26,727
[3,5]	NatWest Markets plc, SOFR + 0.800%	4.461%	11/6/2028	7,250	7,259
[3]	New York Life Global Funding	4.400%	4/25/2028	2,063	2,067
	Nomura Holdings Inc.	1.653%	7/14/2026	8,100	8,039
	Nomura Holdings Inc.	2.329%	1/22/2027	6,795	6,683
	Nomura Holdings Inc.	5.594%	7/2/2027	10,240	10,369
	Nomura Holdings Inc.	5.386%	7/6/2027	6,115	6,177

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Nomura Holdings Inc.	2.172%	7/14/2028	4,000	3,789
[5]	PayPal Holdings Inc., SOFR + 0.670%	4.320%	3/6/2028	11,500	11,505
[3]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.750%	5/24/2026	6,064	6,069
[3]	Penske Truck Leasing Co. LP / PTL Finance Corp.	1.700%	6/15/2026	2,678	2,662
[3]	Penske Truck Leasing Co. LP / PTL Finance Corp.	3.400%	11/15/2026	756	751
[3]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.350%	1/12/2027	2,360	2,372
[3]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.875%	11/15/2027	2,560	2,608
[3]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.700%	2/1/2028	9,955	10,119
	PNC Bank NA	3.100%	10/25/2027	2,250	2,213
	PNC Bank NA	4.429%	7/21/2028	10,885	10,882
	PNC Bank NA	4.050%	7/26/2028	1,000	991
	PNC Financial Services Group Inc.	6.615%	10/20/2027	24,500	24,780
	PNC Financial Services Group Inc.	4.075%	1/26/2029	14,830	14,748
	PNC Financial Services Group Inc.	5.582%	6/12/2029	1,500	1,537
	Principal Financial Group Inc.	3.100%	11/15/2026	2,064	2,049
[3]	Principal Life Global Funding II	4.800%	1/9/2028	2,235	2,248
[3]	Principal Life Global Funding II	5.500%	6/28/2028	861	878
	Progressive Corp.	2.500%	3/15/2027	1,000	985
	Reinsurance Group of America Inc.	3.950%	9/15/2026	500	499
	RenaissanceRe Finance Inc.	3.450%	7/1/2027	3,810	3,768
	Royal Bank of Canada	6.000%	11/1/2027	500	513
	Royal Bank of Canada	4.715%	3/27/2028	8,000	8,027
	Royal Bank of Canada	4.522%	10/18/2028	812	813
	Royal Bank of Canada	3.995%	11/3/2028	20,218	20,082
	Royal Bank of Canada	4.965%	1/24/2029	12,830	12,953
[5]	Royal Bank of Canada, SOFR + 0.790%	4.456%	7/23/2027	1,720	1,721
[5]	Royal Bank of Canada, SOFR + 0.830%	4.496%	1/24/2029	8,772	8,772
[5]	Royal Bank of Canada, SOFR + 0.860%	4.527%	10/18/2028	20,000	20,018
[3,5]	Skandinaviska Enskilda Banken AB, SOFR + 0.680%	4.328%	3/12/2029	13,600	13,587
[3]	Societe Generale SA	5.250%	2/19/2027	7,800	7,847
[3,5]	Standard Chartered plc, SOFR + 1.240%	4.907%	1/21/2029	4,980	5,004
	State Street Corp.	4.543%	4/24/2028	5,485	5,495
	State Street Corp.	4.530%	2/20/2029	4,000	4,023
[5]	State Street Corp., SOFR + 0.640%	4.306%	10/22/2027	5,500	5,510
	Suci Second Investment Co.	4.375%	9/10/2027	13,654	13,587
	Sumitomo Mitsui Financial Group Inc.	3.352%	10/18/2027	500	493
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/2028	1,000	1,020
	Sumitomo Mitsui Financial Group Inc.	5.800%	7/13/2028	3,000	3,091
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/2028	5,490	5,161
[5]	Sumitomo Mitsui Financial Group Inc., SOFR + 0.760%	4.427%	1/15/2029	9,000	8,966
[3,5]	Sumitomo Mitsui Trust Bank Ltd., SOFR + 0.710%	4.361%	3/5/2029	16,600	16,582
[3,5]	Sumitomo Mitsui Trust Bank Ltd., SOFR + 0.750%	4.400%	9/11/2028	9,640	9,647
[3,5]	Sumitomo Mitsui Trust Bank Ltd., SOFR + 0.980%	4.631%	9/10/2027	13,140	13,219
[3]	Swedbank AB	5.337%	9/20/2027	1,000	1,013
[3]	Takeoff Merger Sub Inc.	4.400%	3/24/2028	12,780	12,711
	Toronto-Dominion Bank	4.980%	4/5/2027	607	611
	Toronto-Dominion Bank	4.108%	6/8/2027	4,053	4,044
	Toronto-Dominion Bank	4.693%	9/15/2027	5,634	5,665
	Toronto-Dominion Bank	5.156%	1/10/2028	2,568	2,601
	Toronto-Dominion Bank	4.861%	1/31/2028	3,205	3,231
	Toronto-Dominion Bank	4.109%	10/13/2028	2,000	1,989
[5]	Toronto-Dominion Bank, SOFR + 0.750%	4.418%	10/13/2028	14,000	13,993
[5]	Toronto-Dominion Bank, SOFR + 0.820%	4.484%	1/31/2028	6,364	6,380
	Truist Bank	4.420%	7/24/2028	39,637	39,633
	Truist Bank	4.144%	1/27/2029	10,010	9,959
	Truist Bank	4.136%	10/23/2029	18,000	17,827
	Truist Financial Corp.	4.123%	6/6/2028	5,340	5,318
	Truist Financial Corp.	4.873%	1/26/2029	6,000	6,040
	Truist Financial Corp.	1.887%	6/7/2029	2,905	2,749
	UBS AG	4.864%	1/10/2028	11,540	11,586
	UBS AG / Stamford CT	4.302%	3/16/2029	8,340	8,327
[3]	UBS Group AG	4.125%	4/15/2026	3,380	3,380
[3]	UBS Group AG	3.869%	1/12/2029	7,200	7,117
[3,5]	UBS Group AG, SOFR + 0.840%	4.486%	12/23/2029	27,861	27,757
[3,5]	UBS Group AG, SOFR + 0.840%	4.501%	4/10/2030	37,000	36,847
	US Bancorp	6.787%	10/26/2027	5,190	5,258
	US Bancorp	4.548%	7/22/2028	7,365	7,373
	US Bancorp	4.653%	2/1/2029	12,303	12,353
	US Bancorp	5.775%	6/12/2029	43,770	45,004
	US Bank NA	4.507%	10/22/2027	750	751

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	US Bank NA	4.730%	5/15/2028	24,432	24,520
[5]	US Bank NA, SOFR + 0.690%	4.356%	10/22/2027	4,000	4,000
	Wells Fargo & Co.	4.300%	7/22/2027	3,000	2,995
	Wells Fargo & Co.	3.526%	3/24/2028	8,273	8,205
	Wells Fargo & Co.	5.707%	4/22/2028	10,718	10,857
	Wells Fargo & Co.	3.584%	5/22/2028	12,975	12,847
	Wells Fargo & Co.	2.393%	6/2/2028	7,500	7,321
	Wells Fargo & Co.	4.808%	7/25/2028	750	753
	Wells Fargo & Co.	4.970%	4/23/2029	24,475	24,686
[5]	Wells Fargo & Co., SOFR + 0.740%	4.406%	1/23/2030	19,740	19,547
[5]	Wells Fargo & Co., SOFR + 0.880%	4.528%	9/15/2029	1,591	1,582
	Willis North America Inc.	4.650%	6/15/2027	10,615	10,634
					2,653,306
Health Care (3.2%)
	Abbott Laboratories	3.700%	3/9/2029	22,215	21,948
	AbbVie Inc.	2.950%	11/21/2026	6,447	6,395
[5]	AbbVie Inc., SOFR + 0.480%	4.131%	3/3/2028	13,335	13,347
	Amgen Inc.	3.200%	11/2/2027	554	545
	Amgen Inc.	5.150%	3/2/2028	14,418	14,631
	Amgen Inc.	1.650%	8/15/2028	3,010	2,836
	Baxter International Inc.	1.915%	2/1/2027	3,670	3,586
	Becton Dickinson & Co.	3.700%	6/6/2027	2,260	2,241
	Becton Dickinson & Co.	4.693%	2/13/2028	581	584
	Cencora Inc.	3.450%	12/15/2027	3,374	3,324
	Cencora Inc.	4.625%	12/15/2027	3,000	3,012
	Cigna Group	3.400%	3/1/2027	1,500	1,488
	Cigna Group	4.375%	10/15/2028	2,000	1,999
	CVS Health Corp.	2.875%	6/1/2026	21,294	21,240
	Elevance Health Inc.	4.500%	10/30/2026	7,300	7,307
	Elevance Health Inc.	3.650%	12/1/2027	7,404	7,320
	Elevance Health Inc.	4.101%	3/1/2028	7,049	7,004
	Elevance Health Inc.	4.000%	9/15/2028	21,385	21,196
	GE HealthCare Technologies Inc.	5.650%	11/15/2027	17,000	17,339
	HCA Inc.	5.250%	6/15/2026	1,500	1,501
	HCA Inc.	5.375%	9/1/2026	3,250	3,251
	HCA Inc.	4.500%	2/15/2027	17,500	17,503
	HCA Inc.	3.125%	3/15/2027	2,500	2,468
	HCA Inc.	5.000%	3/1/2028	3,250	3,284
	HCA Inc.	5.200%	6/1/2028	5,350	5,430
	HCA Inc.	5.625%	9/1/2028	6,890	7,030
[5]	HCA Inc., SOFR + 0.870%	4.524%	3/1/2028	1,800	1,803
[3]	Highmark Inc.	1.450%	5/10/2026	2,700	2,689
	Humana Inc.	5.750%	12/1/2028	5,710	5,855
	Laboratory Corp. of America Holdings	1.550%	6/1/2026	1,201	1,195
	Medtronic Global Holdings SCA	4.250%	3/30/2028	6,788	6,803
	Solventum Corp.	5.450%	2/25/2027	6,664	6,712
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/2028	5,010	5,075
	UnitedHealth Group Inc.	3.700%	5/15/2027	1,814	1,803
	UnitedHealth Group Inc.	3.850%	6/15/2028	5,710	5,669
	Zimmer Biomet Holdings Inc.	4.700%	2/19/2027	21,624	21,678
	Zoetis Inc.	4.150%	8/17/2028	2,010	2,003
					259,094
Industrials (2.8%)
[3]	BAE Systems plc	5.000%	3/26/2027	8,039	8,095
	Boeing Co.	2.700%	2/1/2027	4,641	4,575
	Boeing Co.	5.040%	5/1/2027	15,765	15,848
	Boeing Co.	6.259%	5/1/2027	1,820	1,851
	Boeing Co.	3.250%	2/1/2028	2,470	2,421
	Boeing Co.	3.250%	3/1/2028	12,000	11,742
[8]	Brisbane Airport Corp. Pty Ltd.	3.100%	6/30/2026	1,550	1,065
	Caterpillar Financial Services Corp.	2.400%	8/9/2026	682	678
	CNH Industrial Capital LLC	4.500%	10/8/2027	7,124	7,122
	CNH Industrial Capital LLC	4.750%	3/21/2028	1,770	1,780
	CSX Corp.	3.250%	6/1/2027	750	742
[3]	Daimler Truck Finance North America LLC	5.000%	1/15/2027	5,075	5,097
[3]	Daimler Truck Finance North America LLC	5.125%	9/25/2027	3,325	3,353
	Delta Air Lines Inc.	4.950%	7/10/2028	10,200	10,236
	Eaton Corp.	3.950%	3/6/2029	3,400	3,366
[3]	Fedex Freight Holding Co. Inc.	4.300%	3/15/2029	3,270	3,231

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Honeywell Aerospace Inc.	3.900%	3/16/2028	11,333	11,253
[3,5]	Honeywell Aerospace Inc., SOFR + 0.630%	4.278%	3/16/2029	13,600	13,538
	Honeywell International Inc.	1.100%	3/1/2027	500	486
	Huntington Ingalls Industries Inc.	3.483%	12/1/2027	4,249	4,182
	Ingersoll Rand Inc.	5.197%	6/15/2027	16,179	16,323
[5]	John Deere Capital Corp., SOFR + 0.550%	4.201%	3/9/2029	10,200	10,177
	L3Harris Technologies Inc.	4.400%	6/15/2028	2,000	2,001
[8]	Lonsdale Finance Pty Ltd.	2.450%	11/20/2026	8,620	5,847
	Northrop Grumman Corp.	3.200%	2/1/2027	5,320	5,280
	Northrop Grumman Corp.	3.250%	1/15/2028	3,000	2,948
	PACCAR Financial Corp.	4.500%	11/25/2026	500	501
	PACCAR Financial Corp.	5.000%	5/13/2027	989	999
	Parker-Hannifin Corp.	3.250%	3/1/2027	500	495
[8]	Qantas Airways Ltd.	4.750%	10/12/2026	6,210	4,274
	Regal Rexnord Corp.	6.050%	4/15/2028	14,810	15,190
	RTX Corp.	3.125%	5/4/2027	18,255	18,025
	RTX Corp.	7.200%	8/15/2027	2,000	2,079
	Ryder System Inc.	2.900%	12/1/2026	2,000	1,979
	Ryder System Inc.	2.850%	3/1/2027	500	493
	Ryder System Inc.	5.650%	3/1/2028	2,872	2,937
	Southwest Airlines Co.	5.125%	6/15/2027	16,628	16,685
	Southwest Airlines Co.	4.375%	11/15/2028	7,065	6,975
[8]	WSO Finance Pty Ltd.	4.500%	3/31/2027	4,580	3,141
[5,8]	WSO Finance Pty Ltd., 3M Australian Bank Bill Rate + 2.000%	5.736%	7/14/2026	780	538
					227,548
Materials (1.8%)
	Amcor Flexibles North America Inc.	4.800%	3/17/2028	6,000	6,037
	Amrize Finance US LLC	4.700%	4/7/2028	6,530	6,565
	ArcelorMittal SA	6.550%	11/29/2027	8,770	9,039
	Berry Global Inc.	5.500%	4/15/2028	5,500	5,605
	Celulosa Arauco y Constitucion SA	3.875%	11/2/2027	1,244	1,226
	Corp. Nacional del Cobre de Chile	3.625%	8/1/2027	7,511	7,426
	Ecolab Inc.	2.700%	11/1/2026	1,230	1,220
	Freeport-McMoRan Inc.	4.125%	3/1/2028	1,541	1,530
[3]	Glencore Funding LLC	4.000%	3/27/2027	10,534	10,489
[3]	Glencore Funding LLC	3.875%	10/27/2027	9,082	8,998
[3,5]	Glencore Funding LLC, SOFR + 0.750%	4.396%	10/1/2026	24,000	24,016
	LYB International Finance II BV	3.500%	3/2/2027	1,000	991
	Mosaic Co.	4.050%	11/15/2027	9,108	9,045
	Nucor Corp.	4.300%	5/23/2027	1,000	1,002
	Nutrien Ltd.	4.000%	12/15/2026	2,659	2,652
	Nutrien Ltd.	4.500%	3/12/2027	4,680	4,688
	Nutrien Ltd.	5.200%	6/21/2027	3,335	3,367
	Nutrien Ltd.	4.900%	3/27/2028	4,814	4,856
	Owens Corning	3.400%	8/15/2026	1,200	1,195
	Owens Corning	5.500%	6/15/2027	750	759
	Rio Tinto Finance USA plc	4.500%	3/14/2028	1,000	1,005
[5]	Rio Tinto Finance USA plc, SOFR + 0.840%	4.488%	3/14/2028	8,970	9,006
	Sherwin-Williams Co.	3.450%	6/1/2027	2,052	2,031
	Sherwin-Williams Co.	4.550%	3/1/2028	4,300	4,317
	Sonoco Products Co.	4.450%	9/1/2026	9,414	9,412
	Sonoco Products Co.	2.250%	2/1/2027	3,719	3,656
	Steel Dynamics Inc.	1.650%	10/15/2027	2,000	1,920
	WRKCo Inc.	4.000%	3/15/2028	5,682	5,651
	WRKCo Inc.	3.900%	6/1/2028	3,000	2,963
					150,667
Real Estate (4.9%)
	Agree LP	2.000%	6/15/2028	3,000	2,840
	Alexandria Real Estate Equities Inc.	3.800%	4/15/2026	750	749
	Alexandria Real Estate Equities Inc.	3.950%	1/15/2027	6,951	6,919
	American Homes 4 Rent LP	4.250%	2/15/2028	6,514	6,481
	American Tower Corp.	1.600%	4/15/2026	7,022	7,010
	American Tower Corp.	3.375%	10/15/2026	2,324	2,309
	American Tower Corp.	2.750%	1/15/2027	3,962	3,913
	American Tower Corp.	3.125%	1/15/2027	1,191	1,179
	American Tower Corp.	3.650%	3/15/2027	6,000	5,957
	American Tower Corp.	3.550%	7/15/2027	8,719	8,624
	American Tower Corp.	3.600%	1/15/2028	5,935	5,845
	American Tower Corp.	1.500%	1/31/2028	5,000	4,739

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American Tower Corp.	5.500%	3/15/2028	8,220	8,369
	American Tower Corp.	5.250%	7/15/2028	3,970	4,039
	AvalonBay Communities Inc.	3.350%	5/15/2027	1,000	991
	AvalonBay Communities Inc.	3.200%	1/15/2028	831	816
	Boston Properties LP	6.750%	12/1/2027	2,780	2,874
	Brixmor Operating Partnership LP	4.125%	6/15/2026	8,200	8,195
	Brixmor Operating Partnership LP	2.250%	4/1/2028	6,888	6,610
[8]	BWP Property Group Ltd.	3.300%	4/10/2026	1,970	1,359
	Camden Property Trust	5.850%	11/3/2026	1,625	1,638
	Crown Castle Inc.	3.700%	6/15/2026	2,760	2,755
	Crown Castle Inc.	2.900%	3/15/2027	1,368	1,348
	Crown Castle Inc.	3.650%	9/1/2027	5,691	5,623
	Crown Castle Inc.	5.000%	1/11/2028	4,500	4,534
	Crown Castle Inc.	3.800%	2/15/2028	13,000	12,820
	Crown Castle Inc.	4.800%	9/1/2028	5,877	5,908
	CubeSmart LP	3.125%	9/1/2026	18,180	18,057
	Digital Realty Trust LP	3.700%	8/15/2027	5,051	4,998
	Digital Realty Trust LP	5.550%	1/15/2028	20,411	20,776
	Digital Realty Trust LP	4.450%	7/15/2028	26,140	26,079
	DOC DR LLC	4.300%	3/15/2027	4,782	4,778
	DOC DR LLC	3.950%	1/15/2028	2,596	2,569
	Equinix Inc.	1.800%	7/15/2027	5,750	5,560
	Equinix Inc.	1.550%	3/15/2028	1,500	1,421
	ERP Operating LP	3.250%	8/1/2027	1,000	986
	Essex Portfolio LP	3.375%	4/15/2026	240	240
	Essex Portfolio LP	3.625%	5/1/2027	1,500	1,487
	Essex Portfolio LP	1.700%	3/1/2028	17,180	16,302
	Extra Space Storage LP	3.500%	7/1/2026	3,764	3,759
	Extra Space Storage LP	3.875%	12/15/2027	8,135	8,060
	Extra Space Storage LP	5.700%	4/1/2028	26,590	27,153
	Healthpeak OP LLC	3.250%	7/15/2026	500	498
	Healthpeak OP LLC	1.350%	2/1/2027	5,909	5,774
	Highwoods Realty LP	4.125%	3/15/2028	3,500	3,450
	Kimco Realty OP LLC	1.900%	3/1/2028	1,663	1,592
	Kite Realty Group LP	4.000%	10/1/2026	4,613	4,597
	Mid-America Apartments LP	3.600%	6/1/2027	11,645	11,561
	Mid-America Apartments LP	4.200%	6/15/2028	7,360	7,348
	Omega Healthcare Investors Inc.	4.500%	4/1/2027	23,432	23,392
	Omega Healthcare Investors Inc.	4.750%	1/15/2028	4,885	4,887
	Prologis LP	3.250%	10/1/2026	4,750	4,728
	Public Storage Operating Co.	1.500%	11/9/2026	1,000	984
	Public Storage Operating Co.	3.094%	9/15/2027	500	493
	Public Storage Operating Co.	1.850%	5/1/2028	2,000	1,906
	Realty Income Corp.	4.450%	9/15/2026	5,250	5,250
	Realty Income Corp.	4.125%	10/15/2026	1,345	1,343
	Realty Income Corp.	3.950%	8/15/2027	5,770	5,740
	Realty Income Corp.	2.100%	3/15/2028	6,662	6,386
	Realty Income Corp.	4.700%	12/15/2028	2,394	2,411
	Realty Income Corp.	3.950%	2/1/2029	4,000	3,955
	Rexford Industrial Realty LP	5.000%	6/15/2028	500	505
	Simon Property Group LP	3.250%	11/30/2026	8,291	8,240
	Simon Property Group LP	3.375%	6/15/2027	635	629
	Tanger Properties LP	3.875%	7/15/2027	3,369	3,341
	UDR Inc.	3.500%	7/1/2027	5,000	4,948
	Ventas Realty LP	3.250%	10/15/2026	1,233	1,226
	Ventas Realty LP	3.850%	4/1/2027	2,800	2,783
	Ventas Realty LP	4.000%	3/1/2028	7,430	7,356
	Welltower OP LLC	4.250%	4/15/2028	1,500	1,499
	Weyerhaeuser Co.	4.750%	5/15/2026	3,846	3,847
	Weyerhaeuser Co.	6.950%	10/1/2027	2,005	2,070
	WP Carey Inc.	4.250%	10/1/2026	2,711	2,708
					402,116
Technology (3.3%)
	Broadcom Inc.	5.050%	7/12/2027	3,815	3,855
	Cadence Design Systems Inc.	4.200%	9/10/2027	3,670	3,666
	Dell Inc.	7.100%	4/15/2028	500	525
	Dell International LLC / EMC Corp.	5.250%	2/1/2028	1,555	1,576
	Dell International LLC / EMC Corp.	4.750%	4/1/2028	6,498	6,543
	Hewlett Packard Enterprise Co.	1.750%	4/1/2026	7,581	7,581

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hewlett Packard Enterprise Co.	4.450%	9/25/2026	19,058	19,071
	Hewlett Packard Enterprise Co.	4.050%	9/15/2027	9,970	9,913
	Hewlett Packard Enterprise Co.	4.400%	9/25/2027	4,854	4,847
	Hewlett Packard Enterprise Co.	5.250%	7/1/2028	4,360	4,427
[5]	Hewlett Packard Enterprise Co., SOFR + 0.960%	4.608%	9/15/2028	5,500	5,487
	HP Inc.	1.450%	6/17/2026	750	745
	HP Inc.	3.000%	6/17/2027	6,561	6,448
	HP Inc.	4.750%	1/15/2028	10,754	10,808
	IBM International Capital Pte Ltd.	4.600%	2/5/2027	860	862
	Intel Corp.	2.600%	5/19/2026	1,300	1,297
	Intel Corp.	3.750%	3/25/2027	5,740	5,702
	Intel Corp.	3.150%	5/11/2027	4,250	4,190
	Intel Corp.	3.750%	8/5/2027	8,680	8,607
	Intel Corp.	4.875%	2/10/2028	27,441	27,627
	International Business Machines Corp.	3.300%	1/27/2027	500	497
	International Business Machines Corp.	2.200%	2/9/2027	4,561	4,485
	International Business Machines Corp.	1.700%	5/15/2027	5,510	5,356
	International Business Machines Corp.	4.150%	7/27/2027	2,000	1,996
	International Business Machines Corp.	6.220%	8/1/2027	1,000	1,025
	International Business Machines Corp.	6.500%	1/15/2028	750	779
	International Business Machines Corp.	4.650%	2/10/2028	13,080	13,162
	Kyndryl Holdings Inc.	2.050%	10/15/2026	383	376
	NXP BV / NXP Funding LLC / NXP USA Inc.	3.875%	6/18/2026	12,811	12,796
	NXP BV / NXP Funding LLC / NXP USA Inc.	3.150%	5/1/2027	1,855	1,829
	NXP BV / NXP Funding LLC / NXP USA Inc.	4.400%	6/1/2027	4,750	4,749
	Oracle Corp.	3.250%	11/15/2027	5,500	5,367
	Oracle Corp.	2.300%	3/25/2028	22,172	21,130
	Oracle Corp.	4.500%	5/6/2028	3,221	3,209
	Oracle Corp.	4.800%	8/3/2028	3,848	3,849
[5]	Oracle Corp., SOFR + 0.760%	4.424%	8/3/2028	4,740	4,663
[5]	Oracle Corp., SOFR + 1.110%	4.772%	2/4/2029	8,438	8,364
	Roper Technologies Inc.	3.800%	12/15/2026	1,464	1,457
	Salesforce Inc.	4.500%	3/15/2028	17,000	17,005
	Synopsys Inc.	4.550%	4/1/2027	14,549	14,569
	Synopsys Inc.	4.650%	4/1/2028	3,729	3,744
	Teledyne Technologies Inc.	2.250%	4/1/2028	625	600
	Workday Inc.	3.500%	4/1/2027	6,666	6,607
					271,391
Utilities (4.3%)
[8]	AGI Finance Pty Ltd.	2.119%	6/24/2027	3,960	2,633
	Ameren Corp.	1.950%	3/15/2027	6,751	6,596
	Ameren Corp.	1.750%	3/15/2028	560	533
	American Electric Power Co. Inc.	5.750%	11/1/2027	4,500	4,583
	American Electric Power Co. Inc.	3.200%	11/13/2027	2,459	2,415
	American Water Capital Corp.	2.950%	9/1/2027	3,500	3,437
	Arizona Public Service Co.	2.950%	9/15/2027	1,600	1,565
	Atmos Energy Corp.	3.000%	6/15/2027	4,470	4,413
[8]	Ausgrid Finance Pty Ltd.	1.814%	2/5/2027	10,290	6,900
[8]	AusNet Services Holdings Pty Ltd.	4.400%	8/16/2027	1,700	1,159
	Berkshire Hathaway Energy Co.	3.250%	4/15/2028	1,602	1,571
	CenterPoint Energy Houston Electric LLC	2.400%	9/1/2026	1,000	993
	CenterPoint Energy Inc.	1.450%	6/1/2026	1,000	995
	CenterPoint Energy Resources Corp.	5.250%	3/1/2028	2,856	2,907
	CMS Energy Corp.	3.000%	5/15/2026	1,000	998
	CMS Energy Corp.	3.450%	8/15/2027	2,750	2,715
	Commonwealth Edison Co.	2.950%	8/15/2027	1,858	1,827
[5]	Consolidated Edison Co. of New York Inc., SOFR + 0.520%	4.180%	11/18/2027	6,260	6,242
	Constellation Energy Generation LLC	3.900%	1/8/2028	7,220	7,166
	Dominion Energy Inc.	1.450%	4/15/2026	976	974
	Dominion Energy Inc.	4.600%	5/15/2028	4,500	4,515
	DTE Energy Co.	4.950%	7/1/2027	22,207	22,359
	DTE Energy Co.	4.875%	6/1/2028	15,750	15,895
	Duke Energy Corp.	3.150%	8/15/2027	652	642
	Duke Energy Corp.	4.300%	3/15/2028	19,934	19,908
	Entergy Arkansas LLC	4.000%	6/1/2028	4,000	3,981
	Entergy Corp.	1.900%	6/15/2028	4,000	3,794
	Entergy Louisiana LLC	3.250%	4/1/2028	3,000	2,943
	Entergy Mississippi LLC	2.850%	6/1/2028	1,393	1,353
[9]	Eskom Holdings	4.314%	7/23/2027	16,580	16,302

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Evergy Inc.	4.250%	3/15/2029	1,940	1,924
[3]	Evergy Missouri West Inc.	5.150%	12/15/2027	5,150	5,199
	Eversource Energy	5.450%	3/1/2028	750	763
	Exelon Corp.	5.150%	3/15/2028	5,000	5,058
	FirstEnergy Corp.	3.900%	7/15/2027	20,900	20,738
[3]	FirstEnergy Pennsylvania Electric Co.	4.150%	3/15/2028	8,910	8,883
	Florida Power & Light Co.	3.300%	5/30/2027	1,391	1,378
	ITC Holdings Corp.	3.250%	6/30/2026	6,838	6,818
	ITC Holdings Corp.	3.350%	11/15/2027	7,932	7,794
[3]	Jersey Central Power & Light Co.	4.150%	1/15/2029	2,800	2,786
	National Fuel Gas Co.	5.500%	10/1/2026	2,452	2,463
	National Grid plc	5.602%	6/12/2028	11,000	11,258
	National Rural Utilities Cooperative Finance Corp.	4.750%	2/7/2028	1,089	1,098
[8]	Network Finance Co. Pty Ltd.	2.250%	11/11/2026	4,080	2,768
	NextEra Energy Capital Holdings Inc.	1.875%	1/15/2027	1,000	981
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/2027	3,711	3,680
	NextEra Energy Capital Holdings Inc.	4.625%	7/15/2027	2,478	2,487
	NextEra Energy Capital Holdings Inc.	4.685%	9/1/2027	9,205	9,251
	NextEra Energy Capital Holdings Inc.	4.850%	2/4/2028	3,010	3,038
	NextEra Energy Capital Holdings Inc.	4.900%	2/28/2028	13,905	14,024
	NiSource Inc.	3.490%	5/15/2027	560	554
	NiSource Inc.	5.250%	3/30/2028	20,500	20,821
	OmGrid Funding Ltd.	5.196%	5/16/2027	2,120	2,121
	Pinnacle West Capital Corp.	4.900%	5/15/2028	1,827	1,842
	PPL Capital Funding Inc.	3.100%	5/15/2026	7,520	7,509
	Public Service Co. of Colorado	4.150%	3/13/2029	8,570	8,545
	Sempra	5.400%	8/1/2026	8,401	8,415
	Sempra	3.250%	6/15/2027	1,240	1,222
	Sempra	3.400%	2/1/2028	5,000	4,907
	Southern California Edison Co.	4.400%	9/6/2026	2,225	2,224
	Southern Co.	4.850%	6/15/2028	1,000	1,010
[8]	United Energy Distribution Pty Ltd.	2.200%	10/29/2026	2,190	1,488
[8]	Victoria Power Networks Finance Pty Ltd.	1.603%	4/21/2026	3,600	2,480
	Virginia Electric & Power Co.	2.950%	11/15/2026	500	496
	Virginia Electric & Power Co.	3.750%	5/15/2027	750	746
	Virginia Electric & Power Co.	3.800%	4/1/2028	4,000	3,962
[4]	Virginia Power Fuel Securitization LLC	5.088%	5/1/2029	1,703	1,711
[3]	Vistra Operations Co. LLC	5.050%	12/30/2026	1,540	1,545
[3]	Vistra Operations Co. LLC	3.700%	1/30/2027	790	785
	WEC Energy Group Inc.	1.375%	10/15/2027	6,727	6,426
	WEC Energy Group Inc.	4.750%	1/15/2028	5,010	5,046
	Wisconsin Power & Light Co.	3.050%	10/15/2027	3,655	3,586
					352,144
Total Corporate Bonds (Cost $5,491,739)					5,483,460
Sovereign Bonds (2.1%)
	Arab Republic of Egypt	7.500%	1/31/2027	4,190	4,213
	Arab Republic of Egypt	5.800%	9/30/2027	4,520	4,463
[3]	Caisse d'Amortissement de la Dette Sociale	4.875%	9/19/2026	13,117	13,172
	Caisse d'Amortissement de la Dette Sociale	4.250%	1/24/2027	8,199	8,219
	CDP Financial Inc.	1.000%	5/26/2026	4,800	4,779
[3]	CDP Financial Inc.	1.000%	5/26/2026	5,500	5,476
	Dominican Republic	5.950%	1/25/2027	6,775	6,809
[4]	Dominican Republic	8.625%	4/20/2027	1,010	1,025
	Kingdom of Morocco	2.375%	12/15/2027	1,855	1,782
	Ontario Teachers' Finance Trust	0.875%	9/21/2026	11,550	11,386
	Province of Alberta	2.050%	8/17/2026	11,553	11,474
	Province of British Columbia	0.900%	7/20/2026	22,878	22,676
	Republic of Chile	2.750%	1/31/2027	4,455	4,395
	Republic of Guatemala	4.500%	5/3/2026	580	579
	Republic of Guatemala	4.375%	6/5/2027	3,618	3,584
	Republic of Paraguay	5.000%	4/15/2026	1,350	1,351
	Republic of Poland	3.250%	4/6/2026	9,302	9,302
[10]	Republic of Serbia	3.125%	5/15/2027	6,586	7,525
	Republic of South Africa	4.875%	4/14/2026	2,490	2,489
	Republic of South Africa	4.850%	9/27/2027	7,130	7,121
[10]	State of Israel	5.000%	10/30/2026	8,142	9,490
[10]	State of Israel	1.500%	1/18/2027	1,095	1,245
	Sultanate of Oman	4.750%	6/15/2026	11,238	11,231

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sultanate of Oman	5.375%	3/8/2027	11,254	11,303
	Sultanate of Oman	6.750%	10/28/2027	8,425	8,657
Total Sovereign Bonds (Cost $173,703)					173,746
				Shares
Temporary Cash Investments (3.5%)
Money Market Fund (0.3%)
[11]	Vanguard Market Liquidity Fund	3.687%		257,813	25,779
			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (3.2%)
	United States Treasury Bill	3.759%–3.821%	3/18/2027	269,936	260,645
Total Temporary Cash Investments (Cost $286,243)					286,424
Total Investments (99.5%) (Cost $8,159,326)					8,152,933
Other Assets and Liabilities—Net (0.5%)					43,266
Net Assets (100%)					8,196,199
Cost is in $000.
1	Securities with a value of $1,207 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $5,627 have been segregated as initial margin for open futures contracts.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2026, the aggregate value was $2,145,267, representing 26.2% of net assets.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
6	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
7	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of March 31, 2026.
8	Face amount denominated in Australian dollars.
9	Guaranteed by the Republic of South Africa.
10	Face amount denominated in euro.
11	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3M—3-month.
CLO—Collateralized Loan Obligation.
DAC—Designated Activity Company.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR—Secured Overnight Financing Rate.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts
2-Year U.S. Treasury Note	June 2026	(1,365)	(283,163)	283
5-Year U.S. Treasury Note	June 2026	(1,813)	(196,130)	2,507
Euro-Schatz	June 2026	(59)	(7,212)	74
				2,864

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Canadian Imperial Bank of Commerce	6/17/2026	AUD	99	USD	68	—	—
Bank of Montreal	6/17/2026	AUD	77	USD	54	—	(1)

Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
BNP Paribas	6/17/2026	USD	54,690	AUD	76,296	2,110	—
JPMorgan Chase Bank, N.A.	6/17/2026	USD	5,935	AUD	8,436	121	—
JPMorgan Chase Bank, N.A.	6/17/2026	USD	18,531	EUR	15,856	139	—
						2,370	(1)
AUD—Australian dollar.
EUR—euro.
USD—U.S. dollar.
At March 31, 2026, the counterparties had deposited in segregated accounts securities with a value of $2,976 in connection with open forward currency contracts.
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount ($000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
2/19/2027	N/A	706,000	3.432[1]	(3.660)[2]	(1,939)	(1,920)
2/22/2028	N/A	244,000	3.660[3]	(3.261)[4]	1,791	1,783
3/23/2029	N/A	100,000	3.639[3]	(3.694)[4]	(321)	(322)
3/24/2031	N/A	60,000	3.653[4]	(3.639)[3]	129	129
					(340)	(330)
1 Interest payment received/(paid) at maturity.
2 Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/(paid) at maturity.
3 Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/(paid) annually.
4 Interest payment received/(paid) annually.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.	Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.	Swap Contracts: The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into centrally cleared interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
F.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of March 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	181,711	—	181,711
Asset-Backed/Commercial Mortgage-Backed Securities	—	2,027,592	—	2,027,592
Corporate Bonds	—	5,483,460	—	5,483,460
Sovereign Bonds	—	173,746	—	173,746
Temporary Cash Investments	25,779	260,645	—	286,424
Total	25,779	8,127,154	—	8,152,933
Derivative Financial Instruments
Assets
Futures Contracts[1]	2,864	—	—	2,864
Forward Currency Contracts	—	2,370	—	2,370
Swap Contracts[1]	—	1,912	—	1,912
Total	2,864	4,282	—	7,146
Liabilities
Forward Currency Contracts	—	(1)	—	(1)
Swap Contracts[1]	—	(2,242)	—	(2,242)
Total	—	(2,243)	—	(2,243)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.